SYMMETRY PANORAMIC US EQUITY FUND MAY 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 67.3%
	Shares	Value
BERMUDA — 0.0%
RenaissanceRe Holdings	700	$159,502

CHINA — 0.1%
NXP Semiconductors	1,090	296,589

MEXICO — 0.0%
Southern Copper	454	53,858

SWEDEN — 0.0%
Autoliv	517	65,954

UNITED STATES — 67.2%
COMMUNICATION SERVICES — 5.9%
Alphabet, Cl A *	35,415	6,109,087
Alphabet, Cl C *	17,975	3,126,931
AT&T	109,634	1,997,531
Atlanta Braves Holdings, Cl C *	87	3,461
Charter Communications, Cl A *	532	152,748
Comcast, Cl A	26,994	1,080,570
Electronic Arts	938	124,641
Endeavor Group Holdings, Cl A	1,794	48,133
Fox, Cl A	2,772	95,440
Fox, Cl B	2,648	84,577
GCI Liberty * (1)	1,489	—
Interpublic Group	4,420	138,655
Liberty Media -Liberty Formula One, Cl C *	2,002	148,428
Liberty Media -Liberty SiriusXM *	2,176	49,308
Liberty Media -Liberty SiriusXM, Cl A *	1,491	33,890
Live Nation Entertainment *	1,417	132,830
Match Group *	1,132	34,673
Meta Platforms, Cl A	19,261	8,991,613
Netflix *	2,805	1,799,744
News, Cl A	2,994	81,407
News, Cl B	1,153	32,146
Omnicom Group	2,174	202,095
Pinterest, Cl A *	1,763	73,147
ROBLOX, Cl A *	977	32,847
Roku, Cl A *	775	44,485
Sirius XM Holdings	6,667	18,801

SYMMETRY PANORAMIC US EQUITY FUND MAY 31, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
COMMUNICATION SERVICES — continued
Snap, Cl A *	4,654	$69,903
Spotify Technology *	140	41,549
Take-Two Interactive Software *	528	84,670
T-Mobile US	2,437	426,378
Trade Desk, Cl A *	1,417	131,469
Verizon Communications	32,911	1,354,288
Walt Disney	5,658	587,923
Warner Bros Discovery *	17,166	141,448
		27,474,816

CONSUMER DISCRETIONARY — 7.7%
Airbnb, Cl A *	497	72,030
Amazon.com *	48,323	8,526,110
Aptiv *	1,406	117,064
AutoNation *	7,727	1,315,522
AutoZone *	177	490,279
Best Buy	2,631	223,161
Booking Holdings	97	366,306
Burlington Stores *	294	70,575
CarMax *	898	63,094
Carnival *	5,725	86,333
Chipotle Mexican Grill, Cl A *	122	381,801
Choice Hotels International	751	85,006
Churchill Downs	655	84,823
Darden Restaurants	1,101	165,579
Deckers Outdoor *	633	692,451
Dick's Sporting Goods	6,448	1,467,823
Domino's Pizza	462	234,964
DoorDash, Cl A *	1,624	178,819
DR Horton	6,143	907,935
DraftKings, Cl A *	1,540	54,100
eBay	3,214	174,263
Expedia Group *	868	97,963
Floor & Decor Holdings, Cl A *	1,404	164,071
Ford Motor	29,128	353,323
Gap	15,506	449,054
Garmin	1,592	260,849
General Motors	5,243	235,883
Gentex	7,467	261,345
Genuine Parts	1,331	191,850

SYMMETRY PANORAMIC US EQUITY FUND MAY 31, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
CONSUMER DISCRETIONARY — continued
H&R Block	1,278	$63,440
Hilton Worldwide Holdings	836	167,702
Home Depot	4,177	1,398,752
Hyatt Hotels, Cl A	425	62,675
Las Vegas Sands	3,090	139,143
Lennar, Cl A	3,993	640,278
Lennar, Cl B	300	43,878
LKQ	3,548	152,670
Lowe's	3,579	791,997
Lululemon Athletica *	1,561	487,016
Marriott International, Cl A	891	205,972
McDonald's	2,047	529,948
NIKE, Cl B	3,109	295,510
NVR *	30	230,422
Ollie's Bargain Outlet Holdings *	831	68,499
O'Reilly Automotive *	484	466,218
Penske Automotive Group	7,045	1,071,545
Phinia	721	32,290
Polaris	719	60,108
Pool	1,364	495,882
PulteGroup	12,974	1,522,110
Ralph Lauren, Cl A	862	161,091
Rivian Automotive, Cl A *	3,071	33,535
Ross Stores	2,594	362,537
Royal Caribbean Cruises *	7,313	1,079,984
Service International	2,804	200,935
Starbucks	3,214	257,827
Tesla *	6,998	1,246,204
Thor Industries	1,951	193,617
TJX	8,604	887,072
Toll Brothers	12,822	1,559,668
TopBuild *	1,359	567,994
Tractor Supply	2,843	811,079
Ulta Beauty *	475	187,668
Vail Resorts	505	95,304
Williams-Sonoma	4,629	1,357,315
Wingstop	431	158,888
Wynn Resorts	834	79,130
Yum! Brands	1,600	219,888
		36,158,167

SYMMETRY PANORAMIC US EQUITY FUND MAY 31, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
CONSUMER STAPLES — 3.7%
Albertsons, Cl A	6,841	$141,198
Altria Group	5,769	266,816
Archer-Daniels-Midland	3,138	195,937
BJ's Wholesale Club Holdings *	1,226	107,974
Brown-Forman, Cl A	359	16,442
Brown-Forman, Cl B	2,007	92,041
Bunge Global	1,542	165,904
Campbell Soup	3,160	140,241
Casey's General Stores	1,107	367,281
Celsius Holdings *	1,041	83,259
Church & Dwight	1,433	153,345
Clorox	860	113,142
Coca-Cola	13,951	877,936
Colgate-Palmolive	3,023	281,018
Conagra Brands	2,688	80,317
Constellation Brands, Cl A	1,096	274,252
Costco Wholesale	1,448	1,172,721
Coty, Cl A *	24,629	255,156
Dollar General	1,613	220,836
Dollar Tree *	2,152	253,828
General Mills	5,055	347,531
Hershey	969	191,697
Hormel Foods	637	19,734
Ingredion	775	91,125
J M Smucker	1,221	136,312
Kellanova	3,510	211,793
Kenvue	14,054	271,242
Keurig Dr Pepper	5,805	198,821
Kimberly-Clark	947	126,235
Kraft Heinz	5,219	184,596
Kroger	8,706	455,933
Lamb Weston Holdings	1,937	171,018
McCormick	1,686	121,768
Molson Coors Beverage, Cl B	1,922	105,345
Mondelez International, Cl A	4,741	324,901
Monster Beverage *	1,994	103,529
PepsiCo	7,413	1,281,708
Performance Food Group *	2,220	154,512
Philip Morris International	4,407	446,782
Procter & Gamble	8,876	1,460,457
Sysco	4,239	308,684

SYMMETRY PANORAMIC US EQUITY FUND MAY 31, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
CONSUMER STAPLES — continued
Target	8,080	$1,261,773
Tyson Foods, Cl A	374	21,412
US Foods Holding *	3,133	165,516
Walgreens Boots Alliance	5,187	84,133
Walmart	60,101	3,952,242
WK Kellogg	1,078	20,462
		17,478,905

ENERGY — 3.5%
APA	3,077	93,941
Baker Hughes, Cl A	8,583	287,359
Cheniere Energy	2,322	366,388
Chesapeake Energy	1,671	151,944
Chevron	7,970	1,293,531
ConocoPhillips	6,648	774,359
Coterra Energy	7,588	216,410
Devon Energy	14,719	722,408
Diamondback Energy	5,824	1,160,490
EOG Resources	3,951	492,097
EQT	2,836	116,531
Exxon Mobil	32,438	3,803,634
Halliburton	11,488	421,610
Hess	2,185	336,708
HF Sinclair	3,084	170,329
Kinder Morgan	12,238	238,519
Marathon Oil	67,381	1,951,354
Marathon Petroleum	4,687	827,771
Occidental Petroleum	9,302	581,375
ONEOK	4,390	355,590
Ovintiv	3,729	192,677
Phillips 66	1,929	274,130
Range Resources	1,104	40,749
Schlumberger	6,500	298,285
Targa Resources	3,612	427,047
Texas Pacific Land	192	117,948
Valero Energy	2,712	426,164
Williams	4,842	200,991
		16,340,339

SYMMETRY PANORAMIC US EQUITY FUND MAY 31, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
FINANCIALS — 9.2%
Affirm Holdings, Cl A *	1,519	$44,461
Aflac	6,300	566,181
Allstate	4,063	680,634
Ally Financial	4,427	172,520
American Express	2,289	549,360
American Financial Group	1,501	194,995
American International Group	3,061	241,268
Ameriprise Financial	3,529	1,540,797
Aon, Cl A	1,598	450,061
Apollo Global Management	1,166	135,443
Arch Capital Group *	9,456	970,469
Ares Management, Cl A	908	127,274
Arthur J Gallagher	775	196,331
Assurant	1,374	238,348
Assured Guaranty	9,901	769,506
Bank of America	28,374	1,134,676
Bank of New York Mellon	4,818	287,201
Bank OZK	3,480	145,742
Berkshire Hathaway, Cl B *	5,731	2,374,926
BlackRock, Cl A	388	299,548
Blackstone, Cl A	406	48,923
Block, Cl A *	2,074	132,902
Brown & Brown	1,825	163,356
Capital One Financial	1,366	188,003
Carlyle Group	3,728	160,155
Cboe Global Markets	775	134,067
Charles Schwab	4,707	344,929
Chubb	1,268	343,400
Cincinnati Financial	1,253	147,328
Citigroup	26,177	1,631,089
Citizens Financial Group	2,928	103,329
CME Group, Cl A	1,292	262,250
CNA Financial	10,519	483,243
Coinbase Global, Cl A *	300	67,776
Comerica	3,432	175,856
Corebridge Financial	4,281	124,877
Corpay *	765	204,768
Discover Financial Services	1,885	231,214
East West Bancorp	9,174	680,619
Equitable Holdings	3,036	125,964
Erie Indemnity, Cl A	307	111,266

SYMMETRY PANORAMIC US EQUITY FUND MAY 31, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
FINANCIALS — continued
Everest Group	277	$108,288
FactSet Research Systems	217	87,724
Fidelity National Financial	6,086	306,491
Fidelity National Information Services	1,785	135,446
Fifth Third Bancorp	6,198	231,929
First American Financial	1,494	83,036
First Citizens BancShares, Cl A	272	461,973
Fiserv *	2,422	362,719
FNB	69,988	963,735
Franklin Resources	3,098	73,113
Global Payments	625	63,656
Globe Life	4,576	378,710
Goldman Sachs Group	1,013	462,455
Hartford Financial Services Group	6,201	641,493
Huntington Bancshares	13,370	186,110
Interactive Brokers Group, Cl A	500	62,860
Intercontinental Exchange	1,928	258,159
Jack Henry & Associates	664	109,347
Jefferies Financial Group	1,907	88,714
JPMorgan Chase	33,956	6,880,504
Kinsale Capital Group	201	77,108
KKR	1,501	154,363
Loews	1,638	125,798
LPL Financial Holdings	893	255,586
M&T Bank	1,264	191,622
Markel Group *	83	136,252
Marsh & McLennan	2,521	523,309
Mastercard, Cl A	3,074	1,374,293
MetLife	3,293	238,314
Moody's	645	256,059
Morgan Stanley	9,461	925,664
Morningstar	412	118,759
MSCI, Cl A	334	165,390
Nasdaq	7,643	451,166
New York Community Bancorp	55,664	183,135
Northern Trust	1,519	127,961
OneMain Holdings, Cl A	2,444	120,049
PayPal Holdings *	1,941	122,264
PNC Financial Services Group	1,429	224,910
Primerica	441	99,617
Principal Financial Group	2,061	169,084

SYMMETRY PANORAMIC US EQUITY FUND MAY 31, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
FINANCIALS — continued
Progressive	5,413	$1,143,117
Prudential Financial	2,295	276,203
Raymond James Financial	1,803	221,318
Regions Financial	8,039	155,555
Reinsurance Group of America, Cl A	824	172,875
Robinhood Markets, Cl A *	3,221	67,319
S&P Global	727	310,800
State Street	2,265	171,211
Synchrony Financial	3,577	156,673
T Rowe Price Group	749	88,255
Toast, Cl A *	1,965	47,612
Tradeweb Markets, Cl A	940	102,469
Travelers	3,002	647,531
Truist Financial	1,659	62,627
Unum Group	22,950	1,236,087
US Bancorp	5,768	233,892
Visa, Cl A	5,387	1,467,742
Wells Fargo	12,389	742,349
Western Alliance Bancorp	583	36,746
Willis Towers Watson	785	200,403
WR Berkley	4,056	328,658
		42,841,662

HEALTH CARE — 7.6%
Abbott Laboratories	5,418	553,665
AbbVie	8,951	1,443,259
Agilent Technologies	1,872	244,128
Align Technology *	224	57,615
Alnylam Pharmaceuticals *	673	99,893
Amgen	1,978	604,971
Avantor *	1,793	43,176
Baxter International	4,013	136,803
Becton Dickinson	973	225,707
Biogen *	884	198,847
BioMarin Pharmaceutical *	1,333	100,068
Bio-Rad Laboratories, Cl A *	114	32,702
Bio-Techne	1,088	83,983
Boston Scientific *	3,338	252,253
Bristol-Myers Squibb	11,506	472,782
Bruker	600	39,306

SYMMETRY PANORAMIC US EQUITY FUND MAY 31, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
HEALTH CARE — continued
Cardinal Health	1,407	$139,673
Cencora, Cl A	4,286	971,079
Centene *	3,902	279,344
Charles River Laboratories International *	301	62,740
Cigna Group	2,205	759,887
Cooper	1,536	144,860
CVS Health	5,725	341,210
Danaher	4,516	1,159,709
DaVita *	207	30,454
DexCom *	882	104,755
Edwards Lifesciences *	1,683	146,236
Elevance Health	1,713	922,416
Eli Lilly	10,117	8,299,380
Exact Sciences *	2,413	109,671
Fortrea Holdings *	905	22,978
GE HealthCare Technologies	3,853	300,560
Gilead Sciences	7,079	454,967
HCA Healthcare	4,455	1,513,586
Henry Schein *	2,209	153,172
Hologic *	1,266	93,406
Humana	1,202	430,460
IDEXX Laboratories *	827	410,978
Illumina *	307	32,014
Insulet *	201	35,615
Intuitive Surgical *	402	161,652
IQVIA Holdings *	1,292	283,064
Johnson & Johnson	13,681	2,006,592
Labcorp Holdings	897	174,834
McKesson	2,186	1,245,124
Medpace Holdings *	100	38,634
Medtronic	4,394	357,540
Merck	7,711	968,039
Mettler-Toledo International *	106	148,834
Moderna *	2,248	320,452
Molina Healthcare *	1,968	619,094
Neurocrine Biosciences *	1,366	184,970
Pfizer	22,762	652,359
Quest Diagnostics	2,786	395,528
Regeneron Pharmaceuticals *	280	274,445
Repligen *	751	111,967
ResMed	934	192,712

SYMMETRY PANORAMIC US EQUITY FUND MAY 31, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
HEALTH CARE — continued
Revvity	1,253	$136,903
Royalty Pharma, Cl A	2,289	62,742
Sarepta Therapeutics *	356	46,230
Solventum *	437	25,902
STERIS	725	161,588
Stryker	875	298,454
Teleflex	452	94,500
Thermo Fisher Scientific	1,564	888,321
United Therapeutics *	2,480	682,322
UnitedHealth Group	2,879	1,426,170
Universal Health Services, Cl B	1,106	209,919
Veeva Systems, Cl A *	615	107,164
Vertex Pharmaceuticals *	1,430	651,136
Viatris, Cl W	4,807	50,954
Waters *	379	117,073
West Pharmaceutical Services	357	118,313
Zimmer Biomet Holdings	1,614	185,852
Zoetis, Cl A	3,859	654,332
		35,562,023

INDUSTRIALS — 10.4%
3M	1,746	174,844
A O Smith	1,766	147,708
Acuity Brands	270	70,095
Advanced Drainage Systems	211	36,606
AECOM	2,872	250,841
Air Lease, Cl A	1,766	84,132
Allegion	1,516	184,679
Allison Transmission Holdings	3,317	251,462
American Airlines Group *	10,957	126,006
AMETEK	2,414	409,366
Automatic Data Processing	1,516	371,299
Axon Enterprise *	214	60,277
AZEK, Cl A *	11,143	534,418
Boeing *	1,875	333,019
Booz Allen Hamilton Holding, Cl A	6,024	916,913
Broadridge Financial Solutions	1,887	378,853
Builders FirstSource *	10,767	1,731,226
Carlisle	1,343	561,763
Carrier Global	2,529	159,808

SYMMETRY PANORAMIC US EQUITY FUND MAY 31, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INDUSTRIALS — continued
Caterpillar	2,126	$719,694
CH Robinson Worldwide	448	38,694
Cintas	1,384	938,310
Clean Harbors *	377	81,654
Copart *	10,645	564,824
Core & Main, Cl A *	2,041	117,480
CSX	14,722	496,868
Cummins	1,258	354,416
Dayforce *	626	30,962
Deere	1,501	562,515
Delta Air Lines	23,898	1,219,276
Dover	4,268	784,544
Eaton	6,169	2,053,352
EMCOR Group	459	178,395
Emerson Electric	1,692	189,775
Equifax	822	190,203
Esab	8,393	862,968
Expeditors International of Washington	3,014	364,393
Fastenal	12,553	828,247
FedEx	1,424	361,639
Ferguson	1,515	311,696
Fortive	2,477	184,388
Fortune Brands Innovations	644	45,119
GE Vernova *	838	147,346
General Dynamics	832	249,409
General Electric	6,296	1,039,666
Graco	963	77,762
HEICO	933	206,911
HEICO, Cl A	408	71,669
Honeywell International	2,962	598,887
Howmet Aerospace	8,692	735,778
Hubbell, Cl B	2,267	881,614
Huntington Ingalls Industries	492	124,525
IDEX	1,364	284,585
Illinois Tool Works	1,102	267,511
Ingersoll Rand	9,503	884,254
ITT	5,213	692,703
Jacobs Solutions	3,618	504,132
JB Hunt Transport Services	1,883	302,692
Johnson Controls International	4,525	325,393
Knight-Swift Transportation Holdings, Cl A	475	22,919

SYMMETRY PANORAMIC US EQUITY FUND MAY 31, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INDUSTRIALS — continued
L3Harris Technologies	984	$221,233
Landstar System	1,983	360,966
Leidos Holdings	1,327	195,135
Lennox International	1,339	672,981
Lincoln Electric Holdings	418	82,078
Lockheed Martin	1,167	548,887
Masco	1,281	89,568
Nordson	959	225,096
Norfolk Southern	1,775	399,020
Northrop Grumman	514	231,696
nVent Electric	2,205	179,443
Old Dominion Freight Line	5,264	922,516
Otis Worldwide	2,336	231,731
Owens Corning	4,301	778,782
PACCAR	10,036	1,078,870
Parker-Hannifin	2,444	1,299,035
Paychex	1,441	173,151
Paycom Software	453	65,830
Paylocity Holding *	364	51,750
Pentair	2,451	199,462
Quanta Services	6,611	1,824,239
Regal Beloit	1,671	249,881
Republic Services, Cl A	1,006	186,301
Robert Half	510	32,757
Rockwell Automation	1,009	259,848
Rollins	3,031	138,486
RTX	4,152	447,627
Ryder System	524	63,650
Saia *	132	54,051
Snap-on	1,532	418,022
Southwest Airlines	1,374	36,878
SS&C Technologies Holdings	1,339	83,085
Stanley Black & Decker	205	17,870
Tetra Tech	304	63,685
Textron	2,043	178,987
Timken	1,532	133,115
Toro	1,660	133,115
Trane Technologies	6,011	1,968,362
TransDigm Group	180	241,781
TransUnion	863	62,067
Uber Technologies *	1,759	113,561

SYMMETRY PANORAMIC US EQUITY FUND MAY 31, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INDUSTRIALS — continued
U-Haul Holding *	274	$17,325
U-Haul Holding, Cl B	2,086	126,808
Union Pacific	2,078	483,800
United Airlines Holdings *	3,592	190,340
United Parcel Service, Cl B	3,099	430,544
United Rentals	3,747	2,508,279
Veralto	880	86,750
Verisk Analytics, Cl A	1,747	441,607
Vertiv Holdings, Cl A	13,046	1,279,421
Waste Management	1,368	288,279
Watsco	701	332,905
Westinghouse Air Brake Technologies	2,478	419,352
WW Grainger	956	880,916
XPO *	6,671	713,664
Xylem	3,101	437,303
		49,032,374

INFORMATION TECHNOLOGY — 16.0%
Accenture, Cl A	5,702	1,609,618
Adobe *	1,372	610,211
Advanced Micro Devices *	3,669	612,356
Akamai Technologies *	2,595	239,363
Amdocs	1,855	146,545
Amphenol, Cl A	2,342	310,010
Analog Devices	1,548	362,990
ANSYS *	498	158,090
Apple	72,947	14,024,061
Applied Materials	2,359	507,374
AppLovin, Cl A *	9,063	738,453
Arista Networks *	2,308	686,976
Arrow Electronics *	589	77,342
Aspen Technology *	407	85,734
Atlassian, Cl A *	245	38,431
Autodesk *	696	140,314
Bentley Systems, Cl B	1,009	50,692
Broadcom	3,114	4,137,105
Cadence Design Systems *	2,921	836,311
CDW	4,232	946,360
Cisco Systems	16,091	748,231
Cognizant Technology Solutions, Cl A	3,680	243,432

SYMMETRY PANORAMIC US EQUITY FUND MAY 31, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INFORMATION TECHNOLOGY — continued
Corning	6,629	$246,996
Crowdstrike Holdings, Cl A *	183	57,402
Datadog, Cl A *	214	23,578
Dell Technologies, Cl C	872	121,696
Dropbox, Cl A *	1,958	44,114
Dynatrace *	1,440	65,851
Enphase Energy *	893	114,215
Entegris	1,102	139,238
EPAM Systems *	791	140,743
F5 *	229	38,694
Fair Isaac *	608	784,277
First Solar *	662	179,905
Flex *	5,048	167,240
Fortinet *	6,551	388,605
Gartner *	971	407,500
Gen Digital	3,649	90,605
GLOBALFOUNDRIES *	236	11,564
GoDaddy, Cl A *	974	136,000
Hewlett Packard Enterprise	11,090	195,738
HP	5,656	206,444
HubSpot *	334	204,091
Intel	11,751	362,518
International Business Machines	4,430	739,145
Intuit	556	320,501
Jabil	4,769	567,034
Juniper Networks	4,413	157,412
Keysight Technologies *	4,639	642,409
KLA	2,462	1,869,963
Kyndryl Holdings *	12,505	332,758
Lam Research	2,130	1,986,097
Lattice Semiconductor *	484	35,932
Manhattan Associates *	800	175,632
Marvell Technology	2,256	155,235
Microchip Technology	3,068	298,302
Micron Technology	2,515	314,375
Microsoft	35,672	14,808,517
MongoDB, Cl A *	114	26,911
Monolithic Power Systems	232	170,666
Motorola Solutions	1,277	465,990
NetApp	1,536	184,980
Nutanix, Cl A *	5,260	290,957

SYMMETRY PANORAMIC US EQUITY FUND MAY 31, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INFORMATION TECHNOLOGY — continued
NVIDIA	10,701	$11,731,827
Okta, Cl A *	1,432	126,990
ON Semiconductor *	4,566	333,501
Oracle	6,085	713,101
Palantir Technologies, Cl A *	2,157	46,764
Palo Alto Networks *	558	164,560
Pegasystems	1,717	98,659
Procore Technologies *	637	42,762
PTC *	583	102,748
Pure Storage, Cl A *	1,082	65,234
Qorvo *	1,261	124,070
QUALCOMM	5,384	1,098,605
Roper Technologies	279	148,640
Salesforce	2,215	519,285
Seagate Technology Holdings	1,194	111,329
ServiceNow *	215	141,240
Skyworks Solutions	918	85,062
Super Micro Computer *	105	82,373
Synopsys *	1,826	1,024,021
TD SYNNEX	3,576	467,884
TE Connectivity	1,517	227,095
Teledyne Technologies *	1,279	507,699
Teradyne	4,395	619,431
Texas Instruments	4,046	789,010
Trimble *	1,542	85,859
Twilio, Cl A *	1,329	76,285
Tyler Technologies *	233	111,924
UiPath, Cl A *	1,974	24,201
VeriSign *	497	86,637
Vontier	1,106	44,218
Western Digital *	2,380	179,190
Workday, Cl A *	187	39,541
Zebra Technologies, Cl A *	450	140,553
Zoom Video Communications, Cl A *	352	21,592
Zscaler *	223	37,901
		75,199,620

MATERIALS — 2.0%
Air Products & Chemicals	312	83,210
Albemarle	751	92,065

SYMMETRY PANORAMIC US EQUITY FUND MAY 31, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
MATERIALS — continued
Amcor	11,449	$116,436
AptarGroup	607	89,648
Avery Dennison	1,124	255,811
Ball	300	20,829
Celanese, Cl A	1,077	163,747
CF Industries Holdings	1,159	92,407
Corteva	4,158	232,599
Crown Holdings	2,567	216,116
Dow	5,721	329,701
DuPont de Nemours	2,667	219,121
Eagle Materials	219	50,893
Eastman Chemical	1,502	152,198
Ecolab	205	47,601
Element Solutions	4,689	112,677
Freeport-McMoRan	11,572	610,192
Graphic Packaging Holding	5,617	159,073
International Flavors & Fragrances	275	26,449
International Paper	4,583	206,647
Linde	1,504	655,022
LyondellBasell Industries, Cl A	3,547	352,643
Martin Marietta Materials	394	225,400
Mosaic	2,979	92,140
Newmont	3,803	159,498
Nucor	4,473	755,266
Packaging Corp of America	2,022	371,017
PPG Industries	1,731	227,471
Reliance	2,911	875,571
RPM International	3,293	369,145
Sherwin-Williams	1,439	437,168
Steel Dynamics	7,283	974,975
Vulcan Materials	975	249,376
Westlake	1,112	178,543
		9,200,655

REAL ESTATE — 0.1%
CBRE Group, Cl A *	5,101	449,245
CoStar Group *	1,247	97,478
Zillow Group, Cl A *	875	35,131

SYMMETRY PANORAMIC US EQUITY FUND MAY 31, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
REAL ESTATE — continued
Zillow Group, Cl C *	1,064	$43,571
		625,425

UTILITIES — 1.1%
AES	5,821	125,675
Alliant Energy	1,852	95,359
Ameren	1,670	122,528
American Electric Power	2,485	224,271
American Water Works	1,226	160,324
Atmos Energy	848	98,300
Avangrid	659	23,731
Brookfield Renewable, Cl A	2,770	87,366
CenterPoint Energy	4,401	134,274
CMS Energy	1,584	99,681
Consolidated Edison	1,713	161,964
Constellation Energy	1,171	254,400
Dominion Energy	2,595	139,922
DTE Energy	1,300	151,489
Duke Energy	2,189	226,715
Edison International	1,730	132,950
Entergy	1,355	152,424
Essential Utilities	3,319	125,226
Evergy	1,983	108,391
Eversource Energy	816	48,332
Exelon	4,665	175,171
FirstEnergy	3,669	147,714
NextEra Energy	5,744	459,635
NiSource	5,185	150,676
NRG Energy	2,500	202,500
PG&E	11,383	211,041
PPL	5,203	152,604
Public Service Enterprise Group	2,477	187,657
Sempra	2,053	158,143
Southern	3,107	248,995
Vistra	5,073	502,633
WEC Energy Group	904	73,251

SYMMETRY PANORAMIC US EQUITY FUND MAY 31, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
UTILITIES — continued
Xcel Energy	682	$37,817
		5,381,159

		315,295,145
Total Common Stock
(Cost $174,646,405)		315,871,048
REGISTERED INVESTMENT COMPANIES — 31.7%

EQUITY FUNDS — 31.7%
AQR Large Cap Defensive Style Fund, Cl R6	448,762	10,586,295
Avantis U.S. Small Capital Value ETF	128,592	11,965,486
DFA Real Estate Securities Portfolio, Cl I	478,549	17,969,522
DFA US Small Cap Portfolio, Cl I	190,859	8,766,141
DFA US Targeted Value Portfolio, Cl I	578,697	19,033,336
Dimensional US Small Cap ETF	146,554	9,001,347
Dimensional US Targeted Value ETF	237,573	12,788,555
iShares MSCI USA Min Vol Factor ETF	231,328	19,153,958
iShares MSCI USA Momentum Factor ETF	73,020	13,625,532
Vanguard Small Cap Value ETF	25,295	4,752,930
Vanguard US Momentum Factor ETF	39,734	5,961,292
Vanguard US Quality Factor ETF	35,783	4,792,732
Vanguard US Value Factor ETF	90,841	10,572,076
Total Registered Investment Companies
(Cost $111,446,228)		148,969,202
RIGHTS — 0.0%
	Number of Rights
Abiomed(1)	362	5,651

Total Rights
(Cost $–)		5,651

SYMMETRY PANORAMIC US EQUITY FUND MAY 31, 2024 (Unaudited)

SHORT-TERM INVESTMENT — 1.0%
	Shares	Value
DWS Government Money Market Series, Institutional Shares, 5.390% (A)
(Cost $4,451,395)	4,451,395	$4,451,395

Total Investments — 100.0%
(Cost $290,544,028)		$469,297,296

A list of open futures contracts held by the Fund at May 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Long Contracts
S&P 500 Index E-MINI	4	Jun-2024	$1,045,913	$1,059,100	$13,187

Percentages are based on Net Assets of $469,464,350.

*	Non-income producing security.
(1)	Level 3 security in accordance with fair value hierarchy.
(A)	The rate reported is the 7-day effective yield as of May 31, 2024.

Cl — Class
ETF — Exchange-Traded Fund
MSCI — Morgan Stanley Capital International
S&P— Standard & Poor's

Amounts designated as “—” are $0.

SYM-QH-001-0500

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND MAY 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 64.0%
	Shares	Value
EQUITY FUNDS — 64.0%
AQR International Defensive Style Fund, Cl R6	459,492	$6,589,121
Avantis Emerging Markets Equity ETF	239,863	14,468,536
Avantis International Equity ETF	64,504	4,203,081
Avantis International Small Cap Value ETF	100,393	6,853,830
DFA Emerging Markets Portfolio, Cl I	621,050	17,898,667
DFA Emerging Markets Small Cap Portfolio, Cl I	470,002	11,171,959
DFA Emerging Markets Targeted Value Portfolio, Cl I	188,596	2,170,740
DFA International High Relative Profitability Portfolio, Cl I	911,214	12,164,702
DFA International Real Estate Securities, Cl I	1,810,956	6,537,549
DFA International Small Cap Growth Portfolio, Cl I	102,069	1,579,011
DFA International Small Cap Value Portfolio, Cl I	539,354	12,637,063
DFA International Value Portfolio, Cl I	540,528	11,934,864
DFA Large Cap International Portfolio, Cl I	797,568	22,579,137
Dimensional Emerging Markets High Profitability	256,327	6,514,371
iShares MSCI EAFE Min Vol Factor ETF	92,976	6,661,731
iShares MSCI Emerging Markets Min Vol Factor ETF	136,372	7,665,470
Schwab International Small-Cap Equity ETF	58,368	2,136,853
Total Registered Investment Companies
(Cost $118,160,686)		153,766,685
COMMON STOCK — 31.8%

AUSTRALIA — 0.3%
BlueScope Steel	2,357	33,262
Brambles	5,144	48,896
Fortescue	30,993	512,164
REA Group	1,089	136,188
Wesfarmers	1,889	81,947
		812,457

AUSTRIA — 0.1%
Erste Group Bank	2,598	127,666

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND MAY 31, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
BRAZIL — 0.7%
Banco do Brasil	104,000	$539,519
BB Seguridade Participacoes	35,500	217,358
Cia de Saneamento Basico do Estado de Sao Paulo ADR	10,922	154,546
CPFL Energia	6,600	42,296
Itau Unibanco Holding ADR	53,504	320,489
PRIO	28,800	227,838
TIM	31,000	93,929
Ultrapar Participacoes	5,900	26,000
WEG	8,000	57,544
Wheaton Precious Metals	1,709	93,603
		1,773,122

CANADA — 2.2%
Canadian Natural Resources	14,299	1,098,430
Canadian Pacific Kansas City	5,030	400,385
Cenovus Energy	32,912	686,034
CGI, Cl A *	292	28,835
Constellation Software	28	77,883
Dollarama	865	81,870
George Weston	887	126,020
Hydro One	1,413	40,702
Imperial Oil	9,043	638,938
Intact Financial	1,902	318,230
National Bank of Canada	6,172	527,515
RB Global	1,530	111,201
Restaurant Brands International	812	55,680
Royal Bank of Canada	6,482	708,528
Sun Life Financial	1,996	100,038
Teck Resources, Cl B	1,591	82,751
WSP Global	1,891	284,424
		5,367,464

CHILE — 0.1%
Antofagasta	7,299	207,040

CHINA — 2.7%
AAC Technologies Holdings	33,000	101,915
Agricultural Bank of China, Cl A	35,800	21,688
Agricultural Bank of China, Cl H	1,071,000	448,996
Airtac International Group	1,046	33,097

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND MAY 31, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
CHINA — continued
Akeso *	6,000	$33,878
Anhui Conch Cement, Cl A	4,300	14,256
Bank of Beijing, Cl A	31,100	24,981
Bank of China, Cl A	32,800	20,104
Bank of China, Cl H	636,000	301,491
Bank of Communications, Cl A	25,400	24,711
Bank of Ningbo, Cl A	6,868	23,454
Bank of Shanghai, Cl A	15,700	16,919
Baoshan Iron & Steel, Cl A	58,500	55,718
Beijing Enterprises Holdings	6,000	21,150
BOE Technology Group, Cl A	110,400	62,214
BYD, Cl A	1,200	37,868
BYD, Cl H	2,500	70,148
BYD Electronic International	33,500	145,523
China CITIC Bank, Cl H	384,000	234,859
China Coal Energy, Cl H	72,000	90,819
China Construction Bank, Cl H	150,000	106,459
China Everbright Bank, Cl A	35,600	15,914
China Hongqiao Group	75,500	125,000
China Merchants Bank, Cl A	7,100	33,577
China Merchants Securities, Cl A	9,800	19,212
China Merchants Shekou Industrial Zone Holdings, Cl A *	16,600	22,087
China Minsheng Banking, Cl A	28,800	15,545
China Pacific Insurance Group, Cl A	7,600	30,193
China Petroleum & Chemical, Cl A	72,100	64,213
China Petroleum & Chemical, Cl H	70,000	44,593
China Resources Power Holdings	16,000	45,361
China Shenhua Energy, Cl H	116,000	563,559
China Tourism Group Duty Free, Cl A	1,900	18,662
China Vanke, Cl A	8,300	9,445
CITIC Securities, Cl A	16,650	42,863
COSCO SHIPPING Holdings, Cl H	118,700	198,769
Foshan Haitian Flavouring & Food, Cl A	3,912	19,317
Great Wall Motor, Cl H	82,500	142,817
Guotai Junan Securities, Cl A	17,100	32,926
Haier Smart Home, Cl A	10,242	41,791
Haitong Securities, Cl A	21,000	24,064
Huatai Securities, Cl A	13,000	24,388
Huaxia Bank, Cl A	24,900	23,674
Industrial & Commercial Bank of China, Cl A	19,500	14,612
Industrial Bank, Cl A	7,500	18,519

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND MAY 31, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
CHINA — continued
Inner Mongolia Yili Industrial Group, Cl A	7,400	$28,947
Jiangsu Hengrui Pharmaceuticals, Cl A	6,404	37,429
Kunlun Energy	54,000	56,319
Kweichow Moutai, Cl A	400	91,002
Lenovo Group	122,000	175,742
Li Auto, Cl A *	14,600	147,757
Li Ning	6,500	17,069
Luxshare Precision Industry, Cl A	12,069	53,017
Luzhou Laojiao, Cl A	1,900	45,719
Midea Group, Cl A	2,800	25,010
NARI Technology, Cl A	12,269	38,067
New China Life Insurance, Cl A	3,200	14,401
New Oriental Education & Technology Group *	23,000	183,362
PetroChina, Cl A	25,700	36,075
PetroChina, Cl H	998,000	1,023,308
PICC Property & Casualty, Cl H	222,000	289,304
Ping An Bank, Cl A	9,600	14,712
Ping An Insurance Group of China, Cl A	4,400	26,175
Poly Developments and Holdings Group, Cl A	15,100	21,283
Postal Savings Bank of China, Cl H	95,000	53,774
SAIC Motor, Cl A	9,100	17,670
Sany Heavy Industry, Cl A	16,600	37,061
Shanghai Pudong Development Bank, Cl A	12,100	13,930
Shenwan Hongyuan Group, Cl A	35,300	22,177
Sinotruk Hong Kong	90,500	210,478
Tongcheng Travel Holdings *	11,200	25,643
Weichai Power, Cl H	67,000	120,354
Yankuang Energy Group, Cl H	93,000	232,445
		6,539,579

DENMARK — 1.0%
Danske Bank	7,431	228,441
DSV Panalpina	419	64,513
Novo Nordisk, Cl B	9,386	1,271,692
Pandora	4,163	683,816
ROCKWOOL International, Cl B	204	85,831
Vestas Wind Systems *	2,465	69,164
		2,403,457

FRANCE — 1.1%
Air Liquide	1,166	229,554

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND MAY 31, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
FRANCE — continued
Capgemini	162	$32,821
Cie Generale des Etablissements Michelin SCA	13,432	544,734
Dassault Systemes	1,885	76,610
EssilorLuxottica	971	217,750
Hermes International SCA	135	320,438
L'Oreal	162	79,963
LVMH Moet Hennessy Louis Vuitton	119	95,169
Safran	678	158,791
Sartorius Stedim Biotech	103	20,518
SEB	2,691	333,565
TotalEnergies	5,617	411,525
		2,521,438

GERMANY — 1.4%
Bechtle	289	14,106
Brenntag	1,896	136,579
Commerzbank	7,098	120,519
Deutsche Boerse	408	81,305
Deutsche Telekom	19,546	475,246
Hannover Rueck	1,228	305,291
Heidelberg Materials	652	68,377
Mercedes-Benz Group	4,292	311,501
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	2,081	1,037,787
Siemens	4,123	794,669
Siemens Energy *	2,099	57,158
Talanx	697	55,597
		3,458,135

HONG KONG — 0.0%
Techtronic Industries	4,000	49,207

HUNGARY — 0.0%
OTP Bank Nyrt	167	8,065

INDONESIA — 0.4%
Adaro Energy Indonesia	1,498,700	255,758
Bank Mandiri Persero	1,171,000	424,681
Bank Negara Indonesia Persero	398,400	108,106
Bank Rakyat Indonesia Persero	100,800	27,018

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND MAY 31, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
INDONESIA — continued
Indah Kiat Pulp & Paper *	14,600	$8,198
Sumber Alfaria Trijaya	867,100	141,473
		965,234

ITALY — 1.3%
Ferrari	455	187,005
Intesa Sanpaolo	375,784	1,480,297
Leonardo	12,970	333,612
Prysmian	4,988	328,058
UniCredit	18,597	740,393
		3,069,365

JAPAN — 7.2%
Advantest	12,800	426,095
Ajinomoto	10,100	361,102
Bandai Namco Holdings	1,000	18,243
Chiba Bank	60,100	574,403
Chugai Pharmaceutical	3,300	100,405
Daiichi Sankyo	5,700	201,205
Denso	6,000	97,503
Disco	1,100	432,695
Fuji Electric	600	35,794
FUJIFILM Holdings	11,100	253,477
Fujitsu	18,000	260,657
Hitachi	3,100	319,262
Hoya	3,800	462,586
Isuzu Motors	2,600	34,845
ITOCHU	12,900	608,965
Japan Post Bank	51,300	508,169
Japan Tobacco	28,300	802,948
Kansai Electric Power	11,000	199,069
Kawasaki Kisen Kaisha	6,900	102,550
KDDI	700	19,288
Marubeni	19,200	376,043
Mazda Motor	30,900	325,771
Mitsubishi HC Capital	103,300	685,657
Mitsubishi Heavy Industries	5,000	43,739
Mitsubishi UFJ Financial Group	19,500	207,123
Mitsui	9,700	493,868
Mizuho Financial Group	70,200	1,438,001
Nintendo	3,000	163,142

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND MAY 31, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Nippon Sanso Holdings	2,500	$74,091
Nippon Steel	21,900	479,440
Nippon Telegraph & Telephone	177,500	174,307
Nippon Yusen	25,800	817,992
Nissin Foods Holdings	1,200	30,289
Nitto Denko	800	61,248
Nomura Real Estate Holdings	5,300	136,646
Nomura Research Institute	3,800	101,735
Obayashi	17,900	208,382
Oriental Land	1,000	27,957
ORIX	15,600	340,206
Panasonic Holdings	7,900	69,779
Renesas Electronics	9,400	173,210
Resona Holdings	30,600	212,407
Sekisui House	1,400	31,525
Shin-Etsu Chemical	9,500	354,621
Sompo Holdings	3,300	69,844
Sony	4,500	369,453
Sumitomo	6,900	179,555
Sumitomo Electric Industries	19,900	322,966
Sumitomo Mitsui Financial Group	5,000	327,246
Sumitomo Mitsui Trust Holdings	12,900	299,919
TDK	3,300	165,744
Tokio Marine Holdings	16,800	582,041
Tokyo Electric Power Holdings *	34,200	205,319
Tokyo Electron	3,900	828,199
Tokyo Gas	13,500	303,229
Toyota Industries	600	56,586
Toyota Motor	28,400	618,628
		17,175,169

MALAYSIA — 0.0%
Inari Amertron	33,000	22,855
Telekom Malaysia	63,100	83,368
		106,223

MEXICO — 1.1%
America Movil ADR	3,259	60,422
Arca Continental	40,700	417,231
Cemex ADR *	4,913	36,995
Coca-Cola Femsa ADR	2,499	234,056

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND MAY 31, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
MEXICO — continued
Fibra Uno Administracion ‡	84,500	$119,530
Grupo Aeroportuario del Sureste ADR	334	112,087
Grupo Bimbo, Ser A	60,900	229,005
Grupo Carso	24,400	188,222
Grupo Financiero Banorte, Cl O	12,100	114,942
Grupo Financiero Inbursa, Cl O *	94,500	252,869
Grupo Mexico	24,500	151,160
Promotora y Operadora de Infraestructura	11,580	127,174
Southern Copper	4,212	499,670
Wal-Mart de Mexico	41,600	156,308
		2,699,671

NETHERLANDS — 0.9%
ASML Holding	1,776	1,699,219
BE Semiconductor Industries	1,174	174,653
Wolters Kluwer	1,641	261,722
		2,135,594

NORWAY — 0.1%
Kongsberg Gruppen	1,682	144,614

POLAND — 0.4%
Bank Polska Kasa Opieki	6,845	278,798
Budimex	795	151,036
Dino Polska *	283	28,201
LPP	19	83,919
mBank *	731	116,710
ORLEN	4,864	78,790
PGE Polska Grupa Energetyczna *	5,219	9,015
Powszechna Kasa Oszczednosci Bank Polski	7,481	113,355
Powszechny Zaklad Ubezpieczen	6,990	88,962
Santander Bank Polska	292	37,650
		986,436

PORTUGAL — 0.1%
Galp Energia SGPS	5,267	110,760

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND MAY 31, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
ROMANIA — 0.0%
NEPI Rockcastle	5,267	$36,399

RUSSIA — 0.0%
Evraz * (1)	29,556	—

SINGAPORE — 0.0%
STMicroelectronics	2,419	102,151

SOUTH AFRICA — 0.2%
Aspen Pharmacare Holdings	1,529	18,978
FirstRand	6,672	23,147
Harmony Gold Mining ADR	19,012	173,009
Kumba Iron Ore	1,597	41,867
Shoprite Holdings	2,080	27,655
Sibanye Stillwater	68,981	87,064
Standard Bank Group	2,976	28,430
		400,150

SOUTH KOREA — 1.9%
Coway	2,411	98,736
DB Insurance	1,519	113,845
GS Holdings	2,785	87,927
Hana Financial Group	5,520	246,499
Hankook Tire & Technology	4,503	142,686
Hanmi Semiconductor	2,803	329,932
Hanwha Aerospace	591	88,144
HD Hyundai	1,770	88,209
Hyundai Glovis	136	17,701
Hyundai Mobis	51	7,952
Kakao	620	19,535
KB Financial Group	4,476	257,326
Kia	5,045	430,622
Korea Electric Power *	6,458	90,856
Korea Investment Holdings	1,151	54,288
Korea Zinc	225	85,874
KT	327	8,731
Kumho Petrochemical	747	79,807
LG Innotek	743	133,296
Meritz Financial Group	2,356	130,550
POSCO Holdings	29	7,777

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND MAY 31, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
SOUTH KOREA — continued
Posco International	1,129	$35,368
Samsung E&A *	1,742	29,504
Samsung Electronics	25,797	1,366,798
Samsung Fire & Marine Insurance	303	76,494
Samsung Life Insurance	1,170	71,489
Samsung SDS	582	64,566
Samsung Securities	1,142	29,892
Woori Financial Group	26,820	275,101
		4,469,505

SPAIN — 0.9%
Banco Bilbao Vizcaya Argentaria	35,047	380,306
Banco Santander	122,982	648,574
CaixaBank	110,550	633,126
Iberdrola	23,846	314,737
Repsol	13,592	221,884
		2,198,627

SWEDEN — 0.7%
Alfa Laval	4,917	228,511
Atlas Copco, Cl A	32,712	630,173
Investor, Cl B	11,172	303,156
Skandinaviska Enskilda Banken, Cl A	15,724	224,016
SKF, Cl B	11,275	247,715
		1,633,571

SWITZERLAND — 0.6%
Chocoladefabriken Lindt & Spruengli	5	58,193
Kuehne + Nagel International	1,107	313,949
Partners Group Holding	42	56,525
Sika	313	95,417
Sonova Holding	199	63,226
Straumann Holding	190	24,873
Swiss Life Holding	127	88,789
VAT Group	453	248,419
Zurich Insurance Group	1,088	572,622
		1,522,013

TAIWAN — 3.0%
Accton Technology	15,000	234,875

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND MAY 31, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
TAIWAN — continued
Acer	39,000	$63,977
Advantech	5,387	58,982
ASE Technology Holding	146,000	708,899
Asia Cement	58,000	74,451
Catcher Technology	22,000	152,857
Chailease Holding	27,026	127,283
Compal Electronics	18,000	20,670
CTBC Financial Holding	82,000	89,845
Delta Electronics	8,000	80,612
E.Sun Financial Holding	271,405	240,007
Evergreen Marine Taiwan	17,600	114,494
Fubon Financial Holding	63,043	143,281
Gigabyte Technology	9,000	88,958
Global Unichip	1,000	45,301
Hon Hai Precision Industry	117,000	623,083
Inventec	22,000	36,635
Lite-On Technology	70,000	234,163
MediaTek	24,000	919,059
Mega Financial Holding	55,793	67,399
Micro-Star International	29,000	172,265
Novatek Microelectronics	25,000	460,886
Quanta Computer	29,000	246,395
Realtek Semiconductor	21,000	354,561
SinoPac Financial Holdings	54,974	39,208
Synnex Technology International	81,000	211,142
Taishin Financial Holding	208,205	118,375
Taiwan Cooperative Financial Holding	154,586	122,086
Unimicron Technology	3,000	17,052
United Microelectronics	310,000	527,752
Wistron	19,000	66,186
Wiwynn	2,000	153,069
WPG Holdings	52,000	138,721
Yageo	1,000	20,528
Yang Ming Marine Transport	7,000	15,470
Yuanta Financial Holding	185,923	182,198
Zhen Ding Technology Holding	36,000	136,248
		7,106,973

THAILAND — 0.1%
Advanced Info Service NVDR	20,700	114,335
Bumrungrad Hospital NVDR	21,000	138,253
Delta Electronics Thailand NVDR	4,700	9,491

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND MAY 31, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
THAILAND — continued
Krung Thai Bank NVDR	107,300	$50,227
PTT Exploration & Production NVDR	4,900	20,604
		332,910

TÜRKIYE — 1.0%
Akbank	155,742	319,252
Ford Otomotiv Sanayi	3,306	111,870
Haci Omer Sabanci Holding	171,711	520,358
KOC Holding	43,225	319,527
Turk Hava Yollari AO *	13,206	124,190
Turkcell Iletisim Hizmetleri	86,166	266,886
Turkiye Is Bankasi, Cl C	558,779	279,593
Turkiye Petrol Rafinerileri	30,534	167,564
Yapi ve Kredi Bankasi	314,311	315,414
		2,424,654

UNITED KINGDOM — 1.5%
Ashtead Group	6,149	450,369
AstraZeneca	170	26,426
Auto Trader Group	3,155	33,189
BAE Systems	17,152	305,407
Berkeley Group Holdings	8,232	555,496
BP	112,727	705,158
HSBC Holdings	2,844	25,348
JD Sports Fashion	74,755	122,865
Legal & General Group	74,166	237,860
Melrose Industries	39,029	308,839
Next	430	51,501
Pearson	30,314	368,563
Rolls-Royce Holdings *	39,847	232,740
Shell	4,894	176,647
SSE	1,149	25,848
United Utilities Group	2,190	28,526
		3,654,782

UNITED STATES — 0.8%
CONSUMER DISCRETIONARY — 0.2%
Stellantis	17,457	386,777

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND MAY 31, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
CONSUMER STAPLES — 0.0%
JBS	15,200	$83,687

ENERGY — 0.1%
Tenaris	11,856	195,888

HEALTH CARE — 0.0%
CSL	90	16,847

INDUSTRIALS — 0.5%
Experian	5,803	268,899
Schneider Electric	4,005	999,165
		1,268,064

		1,951,263
Total Common Stock
(Cost $44,925,531)		76,493,694
PREFERRED STOCK — 0.3%

BRAZIL — 0.3%
Cia Energetica de Minas Gerais(2)	152,294	288,583
Petroleo Brasileiro(2)	60,000	444,038

Total Preferred Stock
(Cost $544,614)		732,621
WARRANTS — 0.0%

	Number of Warrants
Constellation Software, Expires 08/22/28* (1)	28	—

Total Warrants
(Cost $–)		—

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND MAY 31, 2024 (Unaudited)

SHORT-TERM INVESTMENT — 3.4%
	Shares	Value
DWS Government Money Market Series, Institutional Shares, 5.390% (A)
(Cost $8,121,802)	8,121,802	$8,121,802

Total Investments — 99.5%
(Cost $171,752,633)		$239,114,802

A list of open futures contracts held by the Fund at May 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
Long Contracts
IFSC Nifty50 Index	119	Jun-2024	$5,453,510	$5,399,744	$(53,766)
MSCI Emerging Markets	31	Jun-2024	1,660,634	1,637,575	(23,059)
			$7,114,144	$7,037,319	$(76,825)

Percentages are based on Net Assets of $240,374,491.

*	Non-income producing security.
‡	Real Estate Investment Trust
(1)	Level 3 security in accordance with fair value hierarchy.
(2)	No Interest Rate Available.
(A)	The rate reported is the 7-day effective yield as of May 31, 2024.

ADR — American Depositary Receipt
Cl — Class
EAFE — Europe, Australasia and Far East
ETF — Exchange-Traded Fund
IFSC — International Financial Service Centre Min — Minimum
MSCI — Morgan Stanley Capital International
NVDR — Non-Voting Depositary Receipt
Ser — Series
Vol — Volatility

Amounts designated as “—” are $0.

SYM-QH-001-0500

SYMMETRY PANORAMIC GLOBAL EQUITY FUND MAY 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 55.7%
	Shares	Value
AUSTRALIA — 0.2%
BlueScope Steel	1,841	$25,980
Brambles	6,239	59,305
Fortescue	24,313	401,776
REA Group	734	91,792
Wesfarmers	1,077	46,721
Woolworths Group	2,242	47,283
		672,857

AUSTRIA — 0.0%
Erste Group Bank	2,210	108,599

BERMUDA — 0.0%
RenaissanceRe Holdings	387	88,182

BRAZIL — 0.3%
Banco do Brasil	81,400	422,277
BB Seguridade Participacoes	15,400	94,291
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	6,800	96,077
CPFL Energia	10,600	67,929
Itau Unibanco Holding ADR	24,573	147,192
PRIO	21,300	168,505
Raia Drogasil	1,768	8,512
TIM	31,500	95,444
Ultrapar Participacoes	5,700	25,119
Wheaton Precious Metals	1,224	67,040
		1,192,386

CANADA — 0.9%
Canadian Natural Resources	10,494	806,135
Canadian Pacific Kansas City	3,723	296,349
Cenovus Energy	25,153	524,302
CGI, Cl A *	253	24,984
Constellation Software	22	61,193
Dollarama	718	67,957
Empire	508	12,035
George Weston	512	72,742
Hydro One	1,426	41,076
Imperial Oil	6,944	490,632

SYMMETRY PANORAMIC GLOBAL EQUITY FUND MAY 31, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
CANADA — continued
Intact Financial	1,593	$266,530
National Bank of Canada	4,302	367,688
RB Global	1,078	78,350
Restaurant Brands International	442	30,309
Royal Bank of Canada	1,750	191,287
Sun Life Financial	2,183	109,410
Teck Resources, Cl B	2,215	115,207
WSP Global	1,366	205,459
		3,761,645

CHILE — 0.0%
Antofagasta	5,161	146,395

CHINA — 1.2%
AAC Technologies Holdings	22,000	67,943
Agricultural Bank of China, Cl A	44,800	27,140
Agricultural Bank of China, Cl H	831,000	348,381
Airtac International Group	1,046	33,097
Akeso *	4,000	22,585
Anhui Conch Cement, Cl A	3,288	10,901
Bank of Beijing, Cl A	26,800	21,527
Bank of China, Cl A	31,200	19,124
Bank of Communications, Cl A	23,300	22,668
Bank of Ningbo, Cl A	4,440	15,162
Bank of Shanghai, Cl A	12,297	13,252
Baoshan Iron & Steel, Cl A	43,800	41,717
Beijing Enterprises Holdings	4,000	14,100
BOE Technology Group, Cl A	72,900	41,082
BYD, Cl A	900	28,401
BYD, Cl H	1,000	28,059
BYD Electronic International	25,500	110,771
China CITIC Bank, Cl H	280,000	171,251
China Coal Energy, Cl H	84,000	105,955
China Communications Services, Cl H	22,000	10,583
China Construction Bank, Cl H	212,000	150,462
China Everbright Bank, Cl A	30,400	13,590
China Hongqiao Group	48,500	80,298
China Merchants Bank, Cl A	5,100	24,118
China Merchants Securities, Cl A	5,500	10,782
China Merchants Shekou Industrial Zone Holdings, Cl A	15,700	20,890

SYMMETRY PANORAMIC GLOBAL EQUITY FUND MAY 31, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
CHINA — continued
China Minsheng Banking, Cl A	24,100	$13,008
China Pacific Insurance Group, Cl A	3,700	14,699
China Petroleum & Chemical, Cl A	66,700	59,403
China Petroleum & Chemical, Cl H	144,000	91,735
China Resources Power Holdings	12,000	34,021
China Shenhua Energy, Cl H	100,500	488,256
China Tourism Group Duty Free, Cl A	1,400	13,751
China Vanke, Cl A	6,200	7,055
COSCO SHIPPING Holdings, Cl H	96,250	161,176
Foshan Haitian Flavouring & Food, Cl A	3,089	15,252
Great Wall Motor, Cl H	60,500	104,732
Guotai Junan Securities, Cl A	7,677	14,782
Haier Smart Home, Cl A	7,541	30,770
Haitong Securities, Cl A	11,400	13,063
Huatai Securities, Cl A	8,200	15,383
Huaxia Bank, Cl A	20,800	19,775
Industrial & Commercial Bank of China, Cl A	16,300	12,214
Industrial Bank, Cl A	5,400	13,334
Inner Mongolia Yili Industrial Group, Cl A	4,100	16,038
Jiangsu Hengrui Pharmaceuticals, Cl A	4,320	25,249
Jiangsu Yanghe Distillery, Cl A	900	11,584
Kweichow Moutai, Cl A	300	68,252
Lenovo Group	102,000	146,932
Li Auto, Cl A *	10,900	110,312
Li Ning	10,000	26,259
Luxshare Precision Industry, Cl A	9,015	39,602
Luzhou Laojiao, Cl A	1,400	33,688
Midea Group, Cl A	2,100	18,758
NARI Technology, Cl A	10,483	32,527
New China Life Insurance, Cl A	2,100	9,451
New Oriental Education & Technology Group *	16,400	130,745
NXP Semiconductors	1,605	436,720
PetroChina, Cl A	22,400	31,443
PetroChina, Cl H	748,000	766,968
PICC Property & Casualty, Cl H	168,000	218,933
Ping An Bank, Cl A	7,000	10,727
Ping An Insurance Group of China, Cl A	3,200	19,036
Poly Developments and Holdings Group, Cl A	9,900	13,954
SAIC Motor, Cl A	6,000	11,651
Sany Heavy Industry, Cl A	12,400	27,684

SYMMETRY PANORAMIC GLOBAL EQUITY FUND MAY 31, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
CHINA — continued
Shanghai Pudong Development Bank, Cl A	10,000	$11,513
Shenwan Hongyuan Group, Cl A	19,800	12,439
Sinotruk Hong Kong	66,000	153,498
Tongcheng Travel Holdings *	8,400	19,232
Weichai Power, Cl H	58,000	104,187
Wuliangye Yibin, Cl A	800	16,151
Xiaomi, Cl B *	4,800	10,748
Yankuang Energy Group, Cl H	81,000	202,452
Yonghui Superstores, Cl A *	21,100	7,660
		5,320,641

DENMARK — 0.4%
Danske Bank	7,177	220,633
DSV Panalpina	413	63,589
Novo Nordisk, Cl B	7,612	1,031,336
Pandora	2,919	479,476
ROCKWOOL International, Cl B	119	50,068
Vestas Wind Systems *	1,900	53,311
		1,898,413

FINLAND — 0.0%
Wartsila Abp	1,330	27,886

FRANCE — 0.4%
Air Liquide	812	159,861
Cie Generale des Etablissements Michelin SCA	12,006	486,902
Dassault Systemes	1,220	49,583
EssilorLuxottica	589	132,085
Hermes International SCA	98	232,614
L'Oreal	155	76,508
LVMH Moet Hennessy Louis Vuitton	89	71,177
Safran	787	184,319
SEB	1,574	195,107
TotalEnergies	4,339	317,893
		1,906,049

GERMANY — 0.6%
Bechtle	548	26,748
Brenntag	1,520	109,494

SYMMETRY PANORAMIC GLOBAL EQUITY FUND MAY 31, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
GERMANY — continued
Commerzbank	10,794	$183,275
Deutsche Boerse	247	49,221
Deutsche Telekom	9,643	234,462
GEA Group	875	36,631
Hannover Rueck	1,226	304,793
Heidelberg Materials	176	18,458
Mercedes-Benz Group	5,263	381,973
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	1,286	641,323
RWE	433	16,456
Siemens	2,716	523,483
Siemens Energy *	582	15,849
		2,542,166

HONG KONG — 0.0%
Techtronic Industries	2,500	30,754

HUNGARY — 0.0%
OTP Bank Nyrt	250	12,073

INDONESIA — 0.2%
Adaro Energy Indonesia	1,134,000	193,521
Bank Mandiri Persero	930,600	337,496
Bank Negara Indonesia Persero	181,400	49,223
Bank Rakyat Indonesia Persero	91,700	24,579
Indah Kiat Pulp & Paper	20,400	11,454
Sumber Alfaria Trijaya	703,300	114,748
		731,021

ITALY — 0.5%
Ferrari	239	98,229
Intesa Sanpaolo	227,211	895,035
Leonardo	11,312	290,965
Prysmian	4,171	274,325
UniCredit	18,029	717,779
		2,276,333

JAPAN — 3.0%
Advantest	10,000	332,886

SYMMETRY PANORAMIC GLOBAL EQUITY FUND MAY 31, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Aisin	1,400	$52,247
Ajinomoto	7,700	275,295
Chiba Bank	52,300	499,855
Chugai Pharmaceutical	2,100	63,894
Daiichi Sankyo	4,500	158,846
Denso	5,200	84,503
Disco	600	236,015
Fuji Electric	500	29,828
FUJIFILM Holdings	7,800	178,119
Fujitsu	14,000	202,734
Hitachi	1,400	144,183
Hoya	2,900	353,026
Idemitsu Kosan	1,700	11,641
Inpex	2,700	41,660
Isuzu Motors	2,200	29,484
ITOCHU	9,400	443,742
Japan Post Bank	35,700	353,638
Japan Post Holdings	13,200	127,466
Japan Tobacco	22,500	638,386
Kansai Electric Power	10,500	190,021
Kawasaki Kisen Kaisha	4,200	62,422
KDDI	1,000	27,555
Marubeni	15,600	305,535
Mazda Motor	27,900	294,143
Mitsubishi	9,000	189,958
Mitsubishi HC Capital	82,700	548,924
Mitsubishi UFJ Financial Group	15,200	161,450
Mitsui	10,200	519,325
Mitsui OSK Lines	5,000	164,812
Mizuho Financial Group	54,800	1,122,542
Nintendo	2,200	119,637
Nippon Sanso Holdings	1,800	53,346
Nippon Steel	14,000	306,491
Nippon Telegraph & Telephone	150,000	147,301
Nippon Yusen	21,000	665,808
Nissin Foods Holdings	400	10,096
Nitto Denko	600	45,936
Nomura Real Estate Holdings	2,400	61,877
Nomura Research Institute	2,400	64,254
Obayashi	8,900	103,609
Obic	100	12,982
Oriental Land	1,000	27,957

SYMMETRY PANORAMIC GLOBAL EQUITY FUND MAY 31, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
ORIX	7,500	$163,560
Panasonic Holdings	8,000	70,663
Renesas Electronics	6,900	127,144
Resona Holdings	32,300	224,207
Sekisui House	1,200	27,021
Shin-Etsu Chemical	9,000	335,957
Sompo Holdings	3,000	63,494
Sony	3,700	303,773
Subaru	1,800	40,239
Sumitomo	5,600	145,726
Sumitomo Electric Industries	13,400	217,474
Sumitomo Mitsui Financial Group	2,900	189,802
Sumitomo Mitsui Trust Holdings	10,300	239,471
TDK	1,800	90,406
Tokio Marine Holdings	3,400	117,794
Tokyo Electric Power Holdings *	34,200	205,319
Tokyo Electron	2,700	573,368
Tokyo Gas	3,700	83,107
Toyota Industries	2,400	226,346
Toyota Tsusho	2,900	177,100
		13,085,400

MALAYSIA — 0.0%
Inari Amertron	74,100	51,320
Telekom Malaysia	43,200	57,076
		108,396

MEXICO — 0.5%
America Movil ADR	3,463	64,204
Arca Continental	27,900	286,014
Cemex ADR *	4,061	30,579
Coca-Cola Femsa ADR	4,480	419,597
Fibra Uno Administracion ‡	43,500	61,533
Grupo Bimbo, Ser A	50,900	191,402
Grupo Carso	17,100	131,910
Grupo Financiero Banorte, Cl O	6,600	62,695
Grupo Financiero Inbursa, Cl O *	67,800	181,423
Grupo Mexico	14,300	88,228
Promotora y Operadora de Infraestructura	10,290	113,007
Southern Copper	3,651	433,118

SYMMETRY PANORAMIC GLOBAL EQUITY FUND MAY 31, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
MEXICO — continued
Wal-Mart de Mexico	43,700	$164,199
		2,227,909

NETHERLANDS — 0.4%
ASML Holding	1,245	1,191,175
BE Semiconductor Industries	977	145,346
Wolters Kluwer	1,037	165,390
		1,501,911

NORWAY — 0.0%
Kongsberg Gruppen	950	81,679

PHILIPPINES — 0.0%
Metropolitan Bank & Trust	24,600	26,113

POLAND — 0.2%
Bank Polska Kasa Opieki	4,547	185,200
Budimex	584	110,950
Dino Polska *	183	18,236
LPP	14	61,835
mBank *	494	78,871
ORLEN	3,968	64,275
Powszechna Kasa Oszczednosci Bank Polski	7,038	106,642
Powszechny Zaklad Ubezpieczen	6,291	80,066
Santander Bank Polska	264	34,040
		740,115

ROMANIA — 0.0%
NEPI Rockcastle	5,921	40,919

RUSSIA — 0.0%
Evraz * (1)	16,851	—

SINGAPORE — 0.0%
STMicroelectronics	553	23,352

SOUTH AFRICA — 0.1%
Aspen Pharmacare Holdings	1,196	14,845

SYMMETRY PANORAMIC GLOBAL EQUITY FUND MAY 31, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
SOUTH AFRICA — continued
FirstRand	5,526	$19,171
Harmony Gold Mining ADR	13,821	125,771
Kumba Iron Ore	1,187	31,118
Shoprite Holdings	2,772	36,856
Sibanye Stillwater	53,377	67,370
Standard Bank Group	2,488	23,768
		318,899

SOUTH KOREA — 0.8%
Coway	1,543	63,189
DB Insurance	1,142	85,590
GS Holdings	198	6,251
Hana Financial Group	4,656	207,917
Hankook Tire & Technology	3,315	105,042
Hanmi Semiconductor	2,089	245,889
Hanwha Aerospace	457	68,159
HD Hyundai	623	31,048
Hyundai Glovis	138	17,962
Kakao	370	11,658
KB Financial Group	3,011	173,103
Kia	3,952	337,328
Korea Electric Power *	4,440	62,465
Korea Investment Holdings	1,175	55,420
Korea Zinc	112	42,746
Kumho Petrochemical	346	36,965
LG Electronics	297	22,591
LG Innotek	574	102,977
Meritz Financial Group	1,869	103,564
Posco International	1,228	38,469
Samsung E&A *	748	12,669
Samsung Electronics	18,798	995,971
Samsung Fire & Marine Insurance	256	64,629
Samsung Life Insurance	892	54,503
Samsung SDS	405	44,930
Samsung Securities	930	24,343
Shinhan Financial Group	4,655	159,697
Woori Financial Group	21,544	220,984
		3,396,059

SPAIN — 0.3%
Banco Bilbao Vizcaya Argentaria	17,512	190,028

SYMMETRY PANORAMIC GLOBAL EQUITY FUND MAY 31, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
SPAIN — continued
Banco Santander	70,225	$370,348
CaixaBank	86,144	493,351
Iberdrola	18,507	244,269
Repsol	12,355	201,691
		1,499,687

SWEDEN — 0.3%
Alfa Laval	4,339	201,649
Atlas Copco, Cl A	25,804	497,096
Epiroc, Cl A	1,316	27,623
Investor, Cl B	10,944	296,969
Skandinaviska Enskilda Banken, Cl A	15,002	213,730
SKF, Cl B	7,831	172,049
		1,409,116

SWITZERLAND — 0.4%
Avolta	317	12,872
Chocoladefabriken Lindt & Spruengli	5	58,193
Kuehne + Nagel International	809	229,435
Novartis	5,433	562,304
Partners Group Holding	76	102,283
Sika	290	88,406
Sonova Holding	131	41,621
Straumann Holding	350	45,819
Swiss Life Holding	60	41,948
UBS Group	1,015	32,291
VAT Group	336	184,258
Zurich Insurance Group	839	441,571
		1,841,001

TAIWAN — 1.2%
Accton Technology	11,000	172,242
Acer	42,000	68,899
Advantech	5,058	55,381
ASE Technology Holding	111,000	538,957
Asia Cement	40,000	51,346
Asustek Computer	2,000	31,841
Catcher Technology	22,000	152,857
Chailease Holding	20,898	98,422
Compal Electronics	17,000	19,522

SYMMETRY PANORAMIC GLOBAL EQUITY FUND MAY 31, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
TAIWAN — continued
CTBC Financial Holding	74,000	$81,080
Delta Electronics	9,000	90,689
E.Sun Financial Holding	216,064	191,069
Eclat Textile	1,000	15,005
Evergreen Marine Taiwan	16,800	109,290
Fubon Financial Holding	18,972	43,120
Gigabyte Technology	7,000	69,189
Global Unichip	1,000	45,300
Hon Hai Precision Industry	85,000	452,667
Hua Nan Financial Holdings	18,713	14,479
Inventec	26,000	43,296
Lite-On Technology	10,000	33,452
MediaTek	18,000	689,294
Mega Financial Holding	28,930	34,948
Micro-Star International	18,000	106,923
Novatek Microelectronics	19,000	350,273
Quanta Computer	21,000	178,424
Realtek Semiconductor	16,000	270,142
SinoPac Financial Holdings	26,327	18,777
Synnex Technology International	59,000	153,795
Taishin Financial Holding	148,552	84,459
Taiwan Cooperative Financial Holding	141,606	111,834
Unimicron Technology	2,000	11,368
United Microelectronics	202,000	343,890
Wistron	25,000	87,086
Wiwynn	2,000	153,069
WPG Holdings	34,000	90,702
Yageo	2,000	41,056
Yuanta Financial Holding	162,002	158,757
Zhen Ding Technology Holding	26,000	98,401
		5,361,301

THAILAND — 0.1%
Bumrungrad Hospital NVDR	20,900	137,595
Delta Electronics Thailand NVDR	4,500	9,087
Krung Thai Bank NVDR	116,200	54,393
PTT Exploration & Production NVDR	2,800	11,774
		212,849

TÜRKIYE — 0.4%
Akbank	75,504	154,774

SYMMETRY PANORAMIC GLOBAL EQUITY FUND MAY 31, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
TÜRKIYE — continued
BIM Birlesik Magazalar	10,804	$160,913
Ford Otomotiv Sanayi	2,480	83,919
Haci Omer Sabanci Holding	131,072	397,205
KOC Holding	53,467	395,237
Turk Hava Yollari AO *	6,054	56,932
Turkcell Iletisim Hizmetleri	29,483	91,319
Turkiye Is Bankasi, Cl C	386,393	193,338
Turkiye Petrol Rafinerileri	13,652	74,919
Yapi ve Kredi Bankasi	223,345	224,129
		1,832,685

UNITED KINGDOM — 0.6%
Ashtead Group	4,475	327,761
AstraZeneca	1,371	213,119
BAE Systems	12,198	217,197
Berkeley Group Holdings	6,339	427,756
BP	87,195	545,444
HSBC Holdings	6,445	57,443
JD Sports Fashion	39,370	64,707
Legal & General Group	52,042	166,905
Melrose Industries	26,222	207,497
Next	390	46,710
Pearson	21,817	265,255
Rolls-Royce Holdings *	23,217	135,607
SSE	784	17,637
		2,693,038

UNITED STATES — 42.6%
COMMUNICATION SERVICES — 3.5%
Alphabet, Cl A *	17,280	2,980,800
Alphabet, Cl C *	9,059	1,575,904
AT&T	56,368	1,027,025
Atlanta Braves Holdings, Cl C *	45	1,790
Charter Communications, Cl A *	567	162,797
Comcast, Cl A	14,600	584,438
Electronic Arts	1,103	146,567
Fox, Cl A	1,383	47,617
Fox, Cl B	2,469	78,860
Interpublic Group	1,698	53,266
Liberty Media -Liberty Formula One, Cl A *	600	41,046
Liberty Media -Liberty Formula One, Cl C *	946	70,136

SYMMETRY PANORAMIC GLOBAL EQUITY FUND MAY 31, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
COMMUNICATION SERVICES — continued
Live Nation Entertainment *	922	$86,428
Meta Platforms, Cl A	11,707	5,465,179
Netflix *	1,457	934,840
News, Cl B	1,712	47,731
Omnicom Group	1,356	126,054
Pinterest, Cl A *	1,730	71,778
ROBLOX, Cl A *	808	27,165
Roku, Cl A *	284	16,302
Sirius XM Holdings	6,100	17,202
Snap, Cl A *	3,407	51,173
Spotify Technology *	162	48,078
Take-Two Interactive Software *	447	71,681
TKO Group Holdings, Cl A	262	28,576
T-Mobile US	1,879	328,750
Trade Desk, Cl A *	830	77,007
Verizon Communications	17,885	735,968
Walt Disney	3,382	351,424
Warner Bros Discovery *	10,089	83,133
Warner Music Group, Cl A	700	20,846
		15,359,561

CONSUMER DISCRETIONARY — 4.6%
Airbnb, Cl A *	496	71,885
Amazon.com *	25,728	4,539,448
Aptiv *	1,032	85,924
AutoNation *	4,486	763,741
AutoZone *	127	351,782
Best Buy	1,744	147,926
Booking Holdings	55	207,699
Burlington Stores *	127	30,486
Carnival *	5,567	83,950
Carter's	293	20,041
Chipotle Mexican Grill, Cl A *	112	350,506
Choice Hotels International	455	51,501
Darden Restaurants	979	147,232
Deckers Outdoor *	79	86,420
Dick's Sporting Goods	2,972	676,546
Domino's Pizza	262	133,248
DoorDash, Cl A *	1,118	123,103
DR Horton	4,399	650,172

SYMMETRY PANORAMIC GLOBAL EQUITY FUND MAY 31, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
CONSUMER DISCRETIONARY — continued
eBay	3,294	$178,601
Expedia Group *	550	62,073
Floor & Decor Holdings, Cl A *	563	65,792
Ford Motor	12,647	153,408
Gap	5,512	159,628
Garmin	663	108,633
General Motors	5,935	267,016
Gentex	1,373	48,055
Genuine Parts	797	114,880
Hilton Worldwide Holdings	744	149,246
Home Depot	2,467	826,124
Las Vegas Sands	1,152	51,875
Lennar, Cl A	1,017	163,076
Lennar, Cl B	77	11,262
LKQ	2,059	88,599
Lowe's	1,581	349,859
Lululemon Athletica *	912	284,535
Marriott International, Cl A	824	190,484
McDonald's	1,154	298,759
MGM Resorts International *	1,594	64,031
NIKE, Cl B	2,054	195,233
NVR *	33	253,464
Ollie's Bargain Outlet Holdings *	500	41,215
O'Reilly Automotive *	376	362,186
Penske Automotive Group	3,074	467,555
Polaris	766	64,038
Pool	769	279,570
PulteGroup	8,275	970,823
Ralph Lauren, Cl A	503	94,001
Ross Stores	1,244	173,861
Royal Caribbean Cruises *	4,545	671,206
Starbucks	1,808	145,038
Stellantis	13,961	309,319
Tesla *	2,989	532,281
Thor Industries	684	67,880
TJX	3,889	400,956
Toll Brothers	8,373	1,018,492
TopBuild *	889	371,558
Tractor Supply	1,436	409,676
Ulta Beauty *	245	96,797
Williams-Sonoma	2,632	771,755

SYMMETRY PANORAMIC GLOBAL EQUITY FUND MAY 31, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
CONSUMER DISCRETIONARY — continued
Wingstop	242	$89,213
Yum! Brands	1,015	139,491
		20,083,154

CONSUMER STAPLES — 2.4%
Albertsons, Cl A	3,994	82,436
Altria Group	3,770	174,363
Archer-Daniels-Midland	1,716	107,147
Brown-Forman, Cl A	439	20,106
Brown-Forman, Cl B	866	39,715
Bunge Global	830	89,300
Campbell Soup	1,975	87,651
Casey's General Stores	473	156,932
Church & Dwight	1,050	112,361
Clorox	278	36,574
Coca-Cola	7,652	481,540
Colgate-Palmolive	2,292	213,064
Conagra Brands	3,176	94,899
Constellation Brands, Cl A	601	150,388
Costco Wholesale	745	603,368
Dollar General	1,074	147,041
Dollar Tree *	923	108,868
Estee Lauder, Cl A	451	55,635
General Mills	2,434	167,338
Hershey	837	165,584
Hormel Foods	2,432	75,343
Ingredion	173	20,341
J M Smucker	712	79,488
JBS	9,800	53,956
Kellanova	2,397	144,635
Kenvue	6,427	124,041
Keurig Dr Pepper	3,013	103,195
Kimberly-Clark	1,325	176,623
Kraft Heinz	2,761	97,657
Kroger	6,365	333,335
Lamb Weston Holdings	946	83,522
McCormick	1,355	97,871
Molson Coors Beverage, Cl B	1,511	82,818
Mondelez International, Cl A	3,284	225,053
Monster Beverage *	1,746	90,652

SYMMETRY PANORAMIC GLOBAL EQUITY FUND MAY 31, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
CONSUMER STAPLES — continued
PepsiCo	4,328	$748,311
Philip Morris International	2,469	250,307
Procter & Gamble	5,424	892,465
Sysco	2,262	164,719
Target	6,587	1,028,626
Tyson Foods, Cl A	2,089	119,595
US Foods Holding *	859	45,381
Walgreens Boots Alliance	4,174	67,702
Walmart	33,243	2,186,060
WK Kellogg	599	11,366
		10,397,372

ENERGY — 2.3%
APA	1,175	35,873
Baker Hughes, Cl A	4,219	141,252
Cheniere Energy	1,146	180,827
Chesapeake Energy	702	63,833
Chevron	4,514	732,622
ConocoPhillips	4,317	502,844
Coterra Energy	6,460	184,239
Devon Energy	7,650	375,462
Diamondback Energy	3,158	629,263
EOG Resources	3,964	493,716
EQT	2,177	89,453
Exxon Mobil	14,456	1,695,131
Halliburton	4,879	179,059
Hess	1,353	208,497
HF Sinclair	601	33,193
Kinder Morgan	8,942	174,280
Marathon Oil	33,202	961,530
Marathon Petroleum	3,530	623,433
Occidental Petroleum	6,234	389,625
ONEOK	2,804	227,124
Ovintiv	1,213	62,676
Phillips 66	1,969	279,815
Schlumberger	5,309	243,630
Targa Resources	7,200	851,256
Tenaris	10,560	174,476
Texas Pacific Land	69	42,387
Valero Energy	2,665	418,778

SYMMETRY PANORAMIC GLOBAL EQUITY FUND MAY 31, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
ENERGY — continued
Williams	5,634	$233,867
		10,228,141

FINANCIALS — 5.9%
Aflac	3,450	310,051
Allstate	2,417	404,896
American Express	1,429	342,960
American International Group	7,003	551,976
Ameriprise Financial	1,966	858,375
Aon, Cl A	1,345	378,806
Apollo Global Management	969	112,559
Arch Capital Group *	4,421	453,727
Ares Management, Cl A	500	70,085
Arthur J Gallagher	528	133,758
Assurant	1,057	183,358
Assured Guaranty	510	39,637
Bank of America	14,626	584,894
Bank of New York Mellon	2,474	147,475
Bank OZK	2,910	121,871
Berkshire Hathaway, Cl B *	3,157	1,308,261
BlackRock, Cl A	261	201,500
Blackstone, Cl A	238	28,679
Block, Cl A *	1,113	71,321
Brown & Brown	1,634	146,259
Capital One Financial	1,225	168,597
Carlyle Group	1,244	53,442
Cboe Global Markets	418	72,310
Charles Schwab	2,422	177,484
Chubb	901	244,009
Cincinnati Financial	1,095	128,750
Citigroup	13,289	828,038
Citizens Financial Group	2,164	76,368
CME Group, Cl A	1,016	206,228
CNA Financial	4,919	225,979
Coinbase Global, Cl A *	470	106,182
Comerica	1,801	92,283
Corebridge Financial	2,089	60,936
Corpay *	691	184,960
Discover Financial Services	1,574	193,067
East West Bancorp	3,823	283,628

SYMMETRY PANORAMIC GLOBAL EQUITY FUND MAY 31, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
FINANCIALS — continued
Equitable Holdings	1,214	$50,369
Erie Indemnity, Cl A	189	68,499
Everest Group	251	98,123
Eversource Energy	830	49,161
FactSet Research Systems	295	119,257
Fidelity National Financial	3,852	193,987
Fidelity National Information Services	2,179	165,343
Fifth Third Bancorp	3,609	135,049
First American Financial	1,333	74,088
First Citizens BancShares, Cl A	181	307,416
Fiserv *	1,268	189,896
FNB	40,818	562,064
Franklin Resources	2,087	49,253
Global Payments	459	46,749
Globe Life	1,911	158,154
Goldman Sachs Group	879	401,281
Hartford Financial Services Group	3,402	351,937
Huntington Bancshares	7,704	107,240
Interactive Brokers Group, Cl A	618	77,695
Intercontinental Exchange	2,113	282,931
Jack Henry & Associates	343	56,485
Jefferies Financial Group	1,798	83,643
JPMorgan Chase	17,146	3,474,294
KeyCorp	3,591	51,603
KKR	2,096	215,553
Loews	807	61,978
LPL Financial Holdings	431	123,357
M&T Bank	1,213	183,891
Markel Group *	93	152,668
Marsh & McLennan	2,376	493,210
Mastercard, Cl A	1,581	706,818
MetLife	3,415	247,144
Moody's	553	219,535
Morgan Stanley	6,904	675,487
Morningstar	165	47,561
MSCI, Cl A	229	113,396
Nasdaq	4,851	286,355
New York Community Bancorp	26,410	86,889
Northern Trust	1,093	92,074
OneMain Holdings, Cl A	1,406	69,063
PayPal Holdings *	4,853	305,690

SYMMETRY PANORAMIC GLOBAL EQUITY FUND MAY 31, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
FINANCIALS — continued
PNC Financial Services Group	1,285	$202,246
Primerica	147	33,206
Principal Financial Group	1,334	109,441
Progressive	2,923	617,279
Prudential Financial	1,615	194,365
Raymond James Financial	865	106,179
Regions Financial	6,591	127,536
Reinsurance Group of America, Cl A	239	50,142
S&P Global	487	208,197
State Street	1,537	116,182
Synchrony Financial	3,575	156,585
T Rowe Price Group	1,288	151,765
Tradeweb Markets, Cl A	588	64,098
Travelers	1,437	309,961
Truist Financial	4,534	171,159
Unum Group	11,757	633,232
US Bancorp	4,207	170,594
Visa, Cl A	3,452	940,532
Wells Fargo	6,867	411,471
Western Alliance Bancorp	404	25,464
Willis Towers Watson	543	138,622
WR Berkley	2,502	202,737
		25,928,888

HEALTH CARE — 4.8%
Abbott Laboratories	2,975	304,015
AbbVie	4,768	768,792
Agilent Technologies	1,063	138,626
Align Technology *	400	102,884
Alnylam Pharmaceuticals *	471	69,911
Amgen	1,106	338,270
Avantor *	3,193	76,887
Baxter International	2,872	97,906
Becton Dickinson	1,184	274,652
Biogen *	409	92,000
BioMarin Pharmaceutical *	869	65,236
Bio-Rad Laboratories, Cl A *	108	30,981
Bio-Techne	492	37,977
Boston Scientific *	2,187	165,272
Bristol-Myers Squibb	9,532	391,670

SYMMETRY PANORAMIC GLOBAL EQUITY FUND MAY 31, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
HEALTH CARE — continued
Cardinal Health	1,059	$105,127
Cencora, Cl A	2,436	551,925
Centene *	2,173	155,565
Charles River Laboratories International *	231	48,150
Chemed	99	54,883
Cigna Group	1,659	571,725
Cooper	1,264	119,208
CVS Health	2,070	123,372
Danaher	2,890	742,152
DexCom *	572	67,936
Edwards Lifesciences *	1,770	153,795
Elevance Health	1,369	737,179
Eli Lilly	4,461	3,659,537
Exact Sciences *	581	26,406
Fortrea Holdings *	887	22,521
GE HealthCare Technologies	2,077	162,006
Gilead Sciences	5,962	383,178
HCA Healthcare	3,022	1,026,725
Hologic *	2,393	176,556
Humana	888	318,011
IDEXX Laboratories *	548	272,329
Illumina *	350	36,498
Incyte *	883	51,029
Insulet *	150	26,579
Intuitive Surgical *	307	123,451
IQVIA Holdings *	855	187,322
Johnson & Johnson	5,723	839,392
Labcorp Holdings	684	133,318
McKesson	1,631	929,001
Medtronic	2,858	232,555
Merck	4,075	511,576
Mettler-Toledo International *	125	175,511
Moderna *	1,226	174,766
Molina Healthcare *	1,447	455,197
Neurocrine Biosciences *	250	33,853
Pfizer	15,718	450,478
Quest Diagnostics	1,882	267,188
Regeneron Pharmaceuticals *	499	489,100
ResMed	513	105,847
Revvity	501	54,739
Royalty Pharma, Cl A	1,078	29,548

SYMMETRY PANORAMIC GLOBAL EQUITY FUND MAY 31, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
HEALTH CARE — continued
Solventum *	499	$29,596
STERIS	477	106,314
Stryker	644	219,662
Thermo Fisher Scientific	804	456,656
United Therapeutics *	1,086	298,791
UnitedHealth Group	1,492	739,092
Veeva Systems, Cl A *	496	86,428
Vertex Pharmaceuticals *	850	387,039
Viatris, Cl W	3,810	40,386
Waters *	248	76,607
West Pharmaceutical Services	206	68,270
Zimmer Biomet Holdings	951	109,508
Zoetis, Cl A	2,968	503,254
		20,861,916

INDUSTRIALS — 7.2%
3M	1,628	163,028
A O Smith	813	67,999
Acuity Brands	141	36,605
Advanced Drainage Systems	250	43,372
AECOM	1,348	117,734
Air Lease, Cl A	1,150	54,786
Allison Transmission Holdings	2,427	183,991
AMETEK	1,350	228,933
Automatic Data Processing	934	228,755
Axon Enterprise *	388	109,288
AZEK, Cl A *	5,412	259,560
Boeing *	914	162,336
Booz Allen Hamilton Holding, Cl A	3,663	557,545
Broadridge Financial Solutions	1,442	289,510
Builders FirstSource *	3,675	590,903
Carlisle	851	355,965
Carrier Global	2,816	177,943
Caterpillar	1,898	642,511
Cintas	912	618,309
Copart *	8,172	433,606
Core & Main, Cl A *	793	45,645
CSX	9,672	326,430
Cummins	934	263,136
Deere	1,443	540,779

SYMMETRY PANORAMIC GLOBAL EQUITY FUND MAY 31, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INDUSTRIALS — continued
Delta Air Lines	10,892	$555,710
Dover	2,700	496,314
Eaton	3,722	1,238,868
EMCOR Group	208	80,841
Emerson Electric	2,734	306,645
Equifax	514	118,934
Esab	5,293	544,226
Expeditors International of Washington	1,977	239,019
Experian	4,503	208,659
Fastenal	6,804	448,928
FedEx	1,334	338,783
Ferguson	683	140,520
Fortive	1,538	114,489
GE Vernova *	445	78,188
General Dynamics	746	223,628
General Electric	5,021	829,168
Graco	797	64,358
HEICO	516	114,433
HEICO, Cl A	280	49,185
Honeywell International	1,106	223,622
Howmet Aerospace	4,905	415,208
Hubbell, Cl B	1,447	562,724
IDEX	1,052	219,489
Illinois Tool Works	977	237,167
Ingersoll Rand	6,635	617,387
ITT	1,371	182,178
Jacobs Solutions	2,452	341,662
JB Hunt Transport Services	1,400	225,050
Johnson Controls International	2,338	168,126
L3Harris Technologies	542	121,858
Landstar System	1,364	248,289
Leidos Holdings	1,197	176,019
Lennox International	798	401,075
Lincoln Electric Holdings	259	50,857
Lockheed Martin	707	332,530
Masco	908	63,487
Nordson	654	153,507
Norfolk Southern	1,009	226,823
Northrop Grumman	393	177,153
nVent Electric	2,244	182,617
Old Dominion Freight Line	3,636	637,209

SYMMETRY PANORAMIC GLOBAL EQUITY FUND MAY 31, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INDUSTRIALS — continued
Otis Worldwide	1,188	$117,850
Owens Corning	1,821	329,728
PACCAR	5,601	602,108
Parker-Hannifin	1,561	829,703
Paychex	1,455	174,833
Paycom Software	173	25,140
Paylocity Holding *	162	23,032
Pentair	704	57,292
Quanta Services	3,315	914,741
Regal Beloit	654	97,799
Republic Services, Cl A	927	171,671
Rockwell Automation	385	99,149
Rollins	2,592	118,428
RTX	2,312	249,257
Ryder System	349	42,393
Schneider Electric	3,162	788,854
Snap-on	913	249,121
Southwest Airlines	3,402	91,310
SS&C Technologies Holdings	1,137	70,551
Stanley Black & Decker	966	84,206
Textron	857	75,082
Timken	1,565	135,983
Toro	245	19,647
Trane Technologies	3,875	1,268,908
TransDigm Group	164	220,290
TransUnion	731	52,574
Uber Technologies *	4,875	314,730
U-Haul Holding *	93	5,880
U-Haul Holding, Cl B	878	53,374
Union Pacific	2,554	594,622
United Airlines Holdings *	2,529	134,012
United Parcel Service, Cl B	2,731	379,418
United Rentals	2,105	1,409,108
Veralto	369	36,376
Verisk Analytics, Cl A	984	248,736
Vertiv Holdings, Cl A	8,926	875,373
Waste Management	1,802	379,735
Watsco	501	237,925
Westinghouse Air Brake Technologies	1,548	261,968
WW Grainger	718	661,608
XPO *	3,934	420,859

SYMMETRY PANORAMIC GLOBAL EQUITY FUND MAY 31, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INDUSTRIALS — continued
Xylem	849	$119,726
		31,696,702

INFORMATION TECHNOLOGY — 9.7%
Accenture, Cl A	3,635	1,026,124
Adobe *	741	329,567
Advanced Micro Devices *	1,807	301,588
Akamai Technologies *	1,899	175,164
Amdocs	1,283	101,357
Amphenol, Cl A	1,339	177,243
Analog Devices	1,015	238,007
ANSYS *	174	55,236
Apple	37,847	7,276,086
Applied Materials	1,395	300,037
AppLovin, Cl A *	3,603	293,572
Arista Networks *	1,751	521,185
Arrow Electronics *	337	44,251
Aspen Technology *	97	20,433
Atlassian, Cl A *	212	33,254
Autodesk *	718	144,749
Bentley Systems, Cl B	1,002	50,340
Broadcom	1,336	1,774,943
Cadence Design Systems *	1,859	532,250
CDW	2,357	527,072
Cisco Systems	9,376	435,984
Cloudflare, Cl A *	528	35,740
Cognizant Technology Solutions, Cl A	2,244	148,441
Corning	4,142	154,331
Crowdstrike Holdings, Cl A *	236	74,026
Datadog, Cl A *	325	35,809
Dell Technologies, Cl C	1,214	169,426
DocuSign, Cl A *	653	35,745
Dynatrace *	932	42,620
Enphase Energy *	452	57,811
Entegris	648	81,875
EPAM Systems *	410	72,951
Fair Isaac *	436	562,409
First Solar *	557	151,370
Flex *	1,608	53,273
Fortinet *	5,026	298,142

SYMMETRY PANORAMIC GLOBAL EQUITY FUND MAY 31, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INFORMATION TECHNOLOGY — continued
Gartner *	556	$233,337
Gen Digital	3,804	94,453
GLOBALFOUNDRIES *	690	33,810
GoDaddy, Cl A *	694	96,903
Hewlett Packard Enterprise	7,177	126,674
HP	4,159	151,804
HubSpot *	274	167,428
Intel	6,743	208,022
International Business Machines	3,130	522,241
Intuit	196	112,982
Jabil	3,248	386,187
Juniper Networks	1,278	45,586
Keysight Technologies *	2,743	379,851
KLA	1,478	1,122,585
Kyndryl Holdings *	6,559	174,535
Lam Research	853	795,371
Manhattan Associates *	440	96,598
Marvell Technology	3,339	229,757
Microchip Technology	3,405	331,068
Micron Technology	1,766	220,750
Microsoft	19,960	8,285,995
MongoDB, Cl A *	27	6,374
Monolithic Power Systems	140	102,988
Motorola Solutions	1,182	431,324
NetApp	1,110	133,677
Nutanix, Cl A *	2,571	142,215
NVIDIA	5,867	6,432,168
Okta, Cl A *	678	60,125
ON Semiconductor *	1,706	124,606
Oracle	3,114	364,930
Palantir Technologies, Cl A *	5,170	112,086
Palo Alto Networks *	528	155,712
Pegasystems	493	28,328
PTC *	527	92,878
QUALCOMM	3,005	613,170
Roper Technologies	344	183,269
Salesforce	1,182	277,108
Seagate Technology Holdings	1,276	118,974
ServiceNow *	117	76,861
Skyworks Solutions	1,111	102,945
Snowflake, Cl A *	440	59,919

SYMMETRY PANORAMIC GLOBAL EQUITY FUND MAY 31, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
INFORMATION TECHNOLOGY — continued
Super Micro Computer *	143	$112,185
Synopsys *	991	555,753
TD SYNNEX	434	56,785
TE Connectivity	1,162	173,951
Teledyne Technologies *	930	369,164
Teradyne	2,561	360,947
Texas Instruments	1,524	297,195
Trimble *	1,952	108,687
Tyler Technologies *	104	49,957
UiPath, Cl A *	1,839	22,546
Unity Software *	1,084	19,805
VeriSign *	563	98,142
Vontier	628	25,107
Western Digital *	1,814	136,576
Workday, Cl A *	241	50,959
Zebra Technologies, Cl A *	354	110,568
Zoom Video Communications, Cl A *	1,395	85,569
Zscaler *	219	37,221
		42,439,122

MATERIALS — 1.3%
Air Products & Chemicals	611	162,954
Albemarle	598	73,309
Amcor	15,203	154,615
Avery Dennison	783	178,203
Ball	1,853	128,654
Celanese, Cl A	736	111,901
CF Industries Holdings	1,501	119,675
Corteva	2,267	126,816
Crown Holdings	438	36,875
Dow	2,256	130,013
DuPont de Nemours	1,894	155,611
Eagle Materials	274	63,675
Eastman Chemical	425	43,065
Ecolab	728	169,042
Element Solutions	2,957	71,057
Freeport-McMoRan	9,542	503,150
Graphic Packaging Holding	1,659	46,983
International Flavors & Fragrances	1,296	124,649
International Paper	1,935	87,249

SYMMETRY PANORAMIC GLOBAL EQUITY FUND MAY 31, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
MATERIALS — continued
Linde	799	$347,980
LyondellBasell Industries, Cl A	1,878	186,711
Martin Marietta Materials	377	215,674
Newmont	1,835	76,960
Nucor	3,519	594,183
Packaging Corp of America	1,155	211,931
PPG Industries	791	103,945
Reliance	1,913	575,392
RPM International	1,735	194,494
Sherwin-Williams	731	222,078
Steel Dynamics	3,905	522,762
Vulcan Materials	325	83,125
Westlake	200	32,112
		5,854,843

REAL ESTATE — 0.1%
CBRE Group, Cl A *	3,103	273,281
CoStar Group *	819	64,021
Zillow Group, Cl C *	796	32,596
		369,898

UTILITIES — 0.8%
AES	2,704	58,379
Alliant Energy	1,020	52,520
Ameren	950	69,702
American Electric Power	1,708	154,147
American Water Works	463	60,547
Atmos Energy	1,028	119,166
Avangrid	928	33,417
CenterPoint Energy	2,026	61,813
CMS Energy	1,972	124,098
Consolidated Edison	1,001	94,645
Constellation Energy	966	209,864
Dominion Energy	2,310	124,555
DTE Energy	954	111,170
Duke Energy	1,937	200,615
Edison International	1,113	85,534
Entergy	1,042	117,215
Essential Utilities	800	30,184
Evergy	1,889	103,253

SYMMETRY PANORAMIC GLOBAL EQUITY FUND MAY 31, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
UTILITIES — continued
Exelon	2,885	$108,332
FirstEnergy	2,829	113,896
NextEra Energy	2,637	211,013
NiSource	1,604	46,612
PG&E	6,191	114,781
PPL	4,512	132,337
Public Service Enterprise Group	1,448	109,700
Sempra	1,826	140,657
Southern	3,186	255,326
Vistra	3,221	319,137
WEC Energy Group	243	19,690
Xcel Energy	931	51,624
		3,433,929

		186,653,526
Total Common Stock
(Cost $144,238,850)		243,769,355
REGISTERED INVESTMENT COMPANIES — 42.1%

EQUITY FUNDS — 42.1%
AQR International Defensive Style Fund, Cl R6	264,592	3,794,245
AQR Large Cap Defensive Style Fund, Cl R6	261,525	6,169,378
Avantis Emerging Markets Equity ETF	101,140	6,100,765
Avantis International Equity ETF	42,074	2,741,542
Avantis International Small Cap Value ETF	53,670	3,664,051
Avantis U.S. Small Capital Value ETF	78,433	7,298,191
DFA Emerging Markets Portfolio, Cl I	225,873	6,509,650
DFA Emerging Markets Small Cap Portfolio, Cl I	165,174	3,926,184
DFA Emerging Markets Targeted Value Portfolio, Cl I	142,277	1,637,604
DFA International High Relative Profitability Portfolio, Cl I	666,598	8,899,088
DFA International Real Estate Securities, Cl I	776,156	2,801,924
DFA International Small Cap Growth Portfolio, Cl I	113,213	1,751,411
DFA International Small Cap Value Portfolio, Cl I	311,688	7,302,857

SYMMETRY PANORAMIC GLOBAL EQUITY FUND MAY 31, 2024 (Unaudited)

REGISTERED INVESTMENT COMPANIES — continued
	Shares	Value
EQUITY FUNDS — continued
DFA International Value Portfolio, Cl I	328,356	$7,250,092
DFA Large Cap International Portfolio, Cl I	485,736	13,751,176
DFA Real Estate Securities Portfolio, Cl I	294,596	11,062,094
DFA US Small Cap Portfolio, Cl I	152,819	7,018,974
DFA US Targeted Value Portfolio, Cl I	564,748	18,574,549
Dimensional Emerging Markets High Profitability	157,122	3,993,146
Dimensional US Targeted Value ETF	80,160	4,315,013
iShares MSCI Global Min Vol Factor ETF	193,680	20,226,002
iShares MSCI USA Momentum Factor ETF	63,098	11,774,087
Schwab International Small-Cap Equity ETF	49,142	1,799,089
Vanguard Small Cap Value ETF	24,094	4,527,263
Vanguard US Momentum Factor ETF	38,470	5,771,654
Vanguard US Quality Factor ETF	28,129	3,767,564
Vanguard US Value Factor ETF	68,077	7,922,801
Total Registered Investment Companies
(Cost $135,613,113)		184,350,394
PREFERRED STOCK — 0.1%

BRAZIL — 0.1%
Cia Energetica de Minas Gerais(2)	14,923	28,277
Petroleo Brasileiro(2)	48,900	361,891

Total Preferred Stock
(Cost $270,279)		390,168
RIGHTS — 0.0%
	Number of Rights
Abiomed(1)	241	3,762

Total Rights
(Cost $–)		3,762
WARRANTS — 0.0%
	Number of Warrants
Constellation Software, Expires 08/22/28(1)	22	—

Total Warrants
(Cost $–)		—

SYMMETRY PANORAMIC GLOBAL EQUITY FUND MAY 31, 2024 (Unaudited)

SHORT-TERM INVESTMENT — 1.8%
	Shares	Value
DWS Government Money Market Series, Institutional Shares, 5.390% (A)
(Cost $7,844,841)	7,844,841	$7,844,841

Total Investments — 99.7%
(Cost $287,967,083)		$436,358,520

A list of open futures contracts held by the Fund at May 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
IFSC Nifty50 Index	89	Jun-2024	$4,078,675	$4,038,464	$(40,211)
MSCI Emerging Markets	28	Jun-2024	1,496,576	1,479,100	(17,476)
S&P 500 Index E-MINI	2	Jun-2024	521,684	529,550	7,866
			$6,096,935	$6,047,114	$(49,821)

Percentages are based on Net Assets of $437,701,315.

*	Non-income producing security.
‡	Real Estate Investment Trust
(1)	Level 3 security in accordance with fair value hierarchy.
(2)	No Interest Rate Available.
(A)	The rate reported is the 7-day effective yield as of May 31, 2024.

ADR — American Depositary Receipt
Cl — Class
ETF — Exchange-Traded Fund
IFSC— International Financial Service Centre
MSCI — Morgan Stanley Capital International
NASDAQ – National Association of Securities Dealers and Automated Quotations
NVDR — Non-Voting Depositary Receipt
S&P— Standard & Poor's
Ser — Series
Vol — Volatility

Amounts designated as “—” are $0.

SYM-QH-001-0500

SYMMETRY PANORAMIC TAX-MANAGED GLOBAL EQUITY FUND MAY 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 99.0%
	Shares	Value
EQUITY FUNDS — 99.0%
AQR Emerging Multi-Style II Fund, Cl R6	693,995	$7,203,670
AQR International Defensive Style Fund, Cl R6	4,637	66,494
AQR International Multi-Style Fund, Cl R6	1,038,391	14,817,834
AQR Large Cap Defensive Style Fund, Cl R6	14,345	338,401
AQR Large Capital Multi-Style Fund, Cl R6	1,057,771	20,393,834
Avantis Emerging Markets Equity ETF	51,424	3,101,896
Avantis International Equity ETF	39,603	2,580,532
Avantis International Small Cap Value ETF	23,085	1,576,013
DFA Emerging Markets Portfolio, Cl I	125,208	3,608,493
DFA Emerging Markets Small Cap Portfolio, Cl I	90,126	2,142,302
DFA Emerging Markets Targeted Value Portfolio, Cl I	33,646	387,263
DFA International High Relative Profitability Portfolio, Cl I	234,080	3,124,965
DFA International Small Cap Growth Portfolio, Cl I	30,149	466,406
DFA International Small Cap Value Portfolio, Cl I	149,638	3,506,008
DFA Large Cap International Portfolio, Cl I	222,071	6,286,834
DFA Real Estate Securities Portfolio, Cl I	54,944	2,063,156
DFA US High Relative Profitability Portfolio, Cl I	412,431	9,267,315
Dimensional Emerging Markets High Profitability	58,569	1,488,490
Dimensional International Value ETF	91,494	3,474,942
Dimensional US Core Equity 2 ETF	145,685	4,644,438
Dimensional US Equity ETF	311,583	17,828,779
Dimensional US Marketwide Value ETF	218,573	8,747,292
Dimensional US Small Cap ETF	47,433	2,913,335
Dimensional US Targeted Value ETF	177,534	9,556,655
iShares MSCI Global Min Vol Factor ETF	73,672	7,693,567
iShares MSCI USA Momentum Factor ETF	8,304	1,549,526
Schwab International Small-Cap Equity ETF	11,998	439,247
Vanguard Small Cap Value ETF	7,431	1,396,285
Vanguard US Momentum Factor ETF	2,889	433,437
Vanguard US Quality Factor ETF	8,804	1,179,197
Vanguard US Value Factor ETF	17,776	2,068,771
Total Registered Investment Companies
(Cost $102,678,581)		144,345,377

SYMMETRY PANORAMIC TAX-MANAGED GLOBAL EQUITY FUND MAY 31, 2024 (Unaudited)

SHORT-TERM INVESTMENT — 0.4%
	Shares	Value
DWS Government Money Market Series, Institutional Shares, 5.390% (A)
(Cost $620,922)	620,922	$620,922

Total Investments — 99.4%
(Cost $103,299,503)		$144,966,299

Percentages are based on Net Assets of $145,832,492.

(A)	The rate reported is the 7-day effective yield as of May 31, 2024.

Cl — Class
ETF — Exchange-Traded Fund
Min — Minimum
MSCI — Morgan Stanley Capital International
Vol — Volatility

Amounts designated as “—” are $0.

SYM-QH-001-0500

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND MAY 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 47.1%
	Shares	Value
AUSTRALIA — 0.6%
Mineral Resources MTN
8.000%, 11/01/27	$731,000	$743,632
Rio Tinto Finance USA
5.000%, 03/09/33	421,000	416,931
		1,160,563

CANADA — 2.0%
Canadian National Railway
5.850%, 11/01/33	166,000	174,772
3.850%, 08/05/32	285,000	260,564
Canadian Natural Resources
3.850%, 06/01/27	461,000	442,151
2.950%, 07/15/30	14,000	12,209
Enerflex
9.000%, 10/15/27	739,000	755,305
Fairfax Financial Holdings
6.000%, 12/07/33	312,000	314,045
4.850%, 04/17/28	25,000	24,481
4.625%, 04/29/30	75,000	70,957
goeasy
4.375%, 05/01/26	835,000	806,460
Kinross
6.250%, 07/15/33	287,000	301,006
National Bank of Canada
5.600%, 12/18/28	403,000	406,672
		3,568,622

GERMANY — 0.4%
Kreditanstalt fuer Wiederaufbau
1.250%, 01/31/25	820,000	798,558
Landwirtschaftliche Rentenbank
3.875%, 06/14/28	36,000	34,967
		833,525

GREECE — 0.4%
Danaos
8.500%, 03/01/28	722,000	738,069

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND MAY 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Shares	Value
JAPAN — 0.9%
Mitsubishi UFJ Financial Group
4.050%, 09/11/28	$326,000	$313,406
Mizuho Financial Group
2.651%, H15T1Y + 0.900%, 05/22/26(A)	594,000	577,199
2.260%, H15T1Y + 0.900%, 07/09/32(A)	205,000	166,028
Rakuten Group
11.250%, 02/15/27	590,000	622,096
		1,678,729

LUXEMBOURG — 0.2%
ArcelorMittal
4.550%, 03/11/26	446,000	437,278

SPAIN — 0.3%
Telefonica Emisiones
4.103%, 03/08/27	494,000	479,270

SUPRANATIONAL — 2.4%
Asian Development Bank
0.625%, 04/29/25	1,000,000	958,885
European Investment Bank
3.625%, 07/15/30	2,000,000	1,897,134
International Bank for Reconstruction & Development
1.250%, 02/10/31	800,000	645,845
0.875%, 07/15/26	432,000	397,540
Nordic Investment Bank
4.375%, 03/14/28	359,000	354,501
		4,253,905

UNITED KINGDOM — 2.2%
Barclays
5.304%, H15T1Y + 2.300%, 08/09/26(A)	204,000	202,788
BAT International Finance
1.668%, 03/25/26	251,000	234,397
GlaxoSmithKline Capital
3.625%, 05/15/25	95,000	93,468
3.375%, 06/01/29	11,000	10,266

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND MAY 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Shares	Value
Harbour Energy
5.500%, 10/15/26	$812,000	$794,759
HSBC Holdings
7.336%, SOFRRATE + 3.030%, 11/03/26(A)	200,000	204,675
6.800%, 06/01/38	480,000	512,925
4.755%, SOFRRATE + 2.110%, 06/09/28(A)	200,000	195,881
Lloyds Banking Group
1.627%, H15T1Y + 0.850%, 05/11/27(A)	204,000	188,904
National Grid
5.809%, 06/12/33	55,000	55,209
5.602%, 06/12/28	356,000	358,098
NatWest Group
7.472%, H15T1Y + 2.850%, 11/10/26(A)	506,000	518,218
5.847%, H15T1Y + 1.350%, 03/02/27(A)	201,000	201,542
RELX Capital
3.000%, 05/22/30	464,000	412,590
		3,983,720

UNITED STATES — 37.7%
COMMUNICATION SERVICES — 2.7%
AT&T
4.850%, 03/01/39	101,000	92,221
4.350%, 03/01/29	281,000	271,080
4.250%, 03/01/27	82,000	80,093
2.550%, 12/01/33	649,000	511,968
Comcast
1.950%, 01/15/31	165,000	135,350
Electronic Arts
1.850%, 02/15/31	505,000	408,579
Fox
4.709%, 01/25/29	72,000	70,408
3.500%, 04/08/30	426,000	385,266
Interpublic Group of
5.375%, 06/15/33	414,000	409,471
Meta Platforms
4.800%, 05/15/30	419,000	417,168
4.600%, 05/15/28	90,000	89,303
Netflix
6.375%, 05/15/29	15,000	15,743

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND MAY 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Shares	Value
COMMUNICATION SERVICES — continued
4.875%, 04/15/28	$436,000	$432,193
TEGNA
4.750%, 03/15/26	514,000	497,435
4.625%, 03/15/28	279,000	252,707
T-Mobile USA
5.050%, 07/15/33	537,000	522,866
4.750%, 02/01/28	137,000	134,387
3.500%, 04/15/31	94,000	83,598
2.625%, 02/15/29	35,000	31,090
1.500%, 02/15/26	26,000	24,324
Verizon Communications
4.500%, 08/10/33	122,000	114,430
2.355%, 03/15/32	10,000	8,118
0.850%, 11/20/25	10,000	9,371
		4,997,169

CONSUMER DISCRETIONARY — 3.2%
AutoZone
6.550%, 11/01/33	252,000	270,669
5.200%, 08/01/33	57,000	56,081
Bath & Body Works
6.694%, 01/15/27	796,000	803,268
Block Financial
3.875%, 08/15/30	229,000	207,634
2.500%, 07/15/28	228,000	202,722
Brunswick
2.400%, 08/18/31	276,000	219,028
DR Horton
1.400%, 10/15/27	76,000	67,296
1.300%, 10/15/26	390,000	355,020
Lennar
5.250%, 06/01/26	351,000	349,774
Marriott International
5.450%, 09/15/26	436,000	437,381
2.750%, 10/15/33	40,000	32,066
MDC Holdings
3.850%, 01/15/30	436,000	406,348
2.500%, 01/15/31	18,000	15,921
Meritage Homes
5.125%, 06/06/27	416,000	408,927

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND MAY 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Shares	Value
CONSUMER DISCRETIONARY — continued
NVR
3.000%, 05/15/30	$468,000	$410,777
O'Reilly Automotive
4.700%, 06/15/32	298,000	285,609
3.900%, 06/01/29	153,000	144,329
Tapestry
3.050%, 03/15/32	135,000	108,545
Toll Brothers Finance
4.875%, 03/15/27	418,000	410,860
Travel + Leisure
6.625%, 07/31/26	667,000	669,727
		5,861,982

CONSUMER STAPLES — 2.3%
Church & Dwight
3.150%, 08/01/27	441,000	417,442
Costco Wholesale
1.750%, 04/20/32	523,000	417,507
Flowers Foods
2.400%, 03/15/31	492,000	405,836
Ingredion
2.900%, 06/01/30	450,000	393,308
JBS USA Holding Lux Sarl
5.500%, 01/15/30	507,000	495,120
Philip Morris International
4.875%, 02/13/26	603,000	598,988
0.875%, 05/01/26	10,000	9,206
Pilgrim's Pride
4.250%, 04/15/31	375,000	337,537
Prime Security Services Borrower
5.750%, 04/15/26	511,000	507,384
Procter & Gamble
4.050%, 01/26/33	498,000	474,001
		4,056,329

ENERGY — 2.9%
Boardwalk Pipelines
3.600%, 09/01/32	84,000	72,075

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND MAY 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Shares	Value
ENERGY — continued
ConocoPhillips
5.050%, 09/15/33	$28,000	$27,626
Continental Resources
4.375%, 01/15/28	429,000	412,123
Coterra Energy
3.900%, 05/15/27	433,000	415,414
Diamondback Energy
3.125%, 03/24/31	495,000	433,589
EQT
7.000%, 02/01/30	220,000	232,443
Helmerich & Payne
2.900%, 09/29/31	491,000	407,462
HF Sinclair
5.875%, 04/01/26	193,000	193,560
4.500%, 10/01/30	237,000	220,437
Marathon Oil
4.400%, 07/15/27	435,000	425,341
MPLX
4.500%, 04/15/38	23,000	20,007
4.125%, 03/01/27	530,000	513,523
New Fortress Energy
6.500%, 09/30/26	823,000	774,645
Ovintiv
6.250%, 07/15/33	41,000	42,093
5.650%, 05/15/28	113,000	114,105
Permian Resources Operating
7.750%, 02/15/26	319,000	321,766
Valero Energy
2.800%, 12/01/31	343,000	289,443
2.150%, 09/15/27	102,000	92,295
Western Midstream Operating
4.050%, 02/01/30	457,000	423,015
		5,430,962

FINANCIALS — 9.3%
Ally Financial
6.992%, SOFRRATE + 3.260%, 06/13/29(A)	11,000	11,368
4.750%, 06/09/27	478,000	464,090

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND MAY 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Shares	Value
FINANCIALS — continued
Ameriprise Financial
5.150%, 05/15/33	$413,000	$411,744
Apollo Global Management
6.375%, 11/15/33	384,000	408,011
Assurant
4.900%, 03/27/28	419,000	408,387
Athene Holding
4.125%, 01/12/28	453,000	435,752
Bank of America
2.651%, SOFRRATE + 1.220%, 03/11/32(A)	1,055,000	886,678
2.482%, H15T5Y + 1.200%, 09/21/36(A)	839,000	671,196
1.898%, SOFRRATE + 1.530%, 07/23/31(A)	10,000	8,165
BlackRock
4.750%, 05/25/33	186,000	181,649
Blackstone Private Credit Fund
4.700%, 03/24/25	123,000	121,679
Blue Owl Capital
2.875%, 06/11/28	310,000	274,248
Blue Owl Credit Income
5.500%, 03/21/25	94,000	93,343
Blue Owl Technology Finance
2.500%, 01/15/27	439,000	394,806
Capital One Financial
7.624%, SOFRRATE + 3.070%, 10/30/31(A)	145,000	158,586
2.359%, SOFRRATE + 1.337%, 07/29/32(A)	349,000	272,386
CBRE Services
2.500%, 04/01/31	481,000	396,440
Citigroup
3.070%, SOFRRATE + 1.280%, 02/24/28(A)	408,000	383,872
Citizens Financial Group
3.250%, 04/30/30	224,000	195,637
Corebridge Financial
6.050%, 09/15/33	279,000	285,243
Discover Bank
2.700%, 02/06/30	274,000	233,396

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND MAY 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Shares	Value
FINANCIALS — continued
Discover Financial Services
4.100%, 02/09/27	$233,000	$223,911
Enstar Group
4.950%, 06/01/29	435,000	415,301
F&G Annuities & Life
7.400%, 01/13/28	391,000	403,696
Goldman Sachs Group
4.411%, TSFR3M + 1.692%, 04/23/39(A)	529,000	468,639
1.093%, SOFRRATE + 0.789%, 12/09/26(A)	354,000	330,448
Huntington National Bank
4.552%, SOFRINDX + 1.650%, 05/17/28(A)	471,000	459,003
Ladder Capital Finance Holdings LLLP
4.250%, 02/01/27‡	855,000	801,733
Manufacturers & Traders Trust
4.700%, 01/27/28	261,000	250,587
MGIC Investment
5.250%, 08/15/28	409,000	397,237
Morgan Stanley
2.511%, SOFRRATE + 1.200%, 10/20/32(A)	42,000	34,492
2.484%, SOFRRATE + 1.360%, 09/16/36(A)	550,000	433,649
2.475%, SOFRRATE + 1.000%, 01/21/28(A)	377,000	350,258
OneMain Finance
7.125%, 03/15/26	392,000	397,754
3.500%, 01/15/27	433,000	400,480
Principal Financial Group
5.375%, 03/15/33	54,000	53,734
Santander Holdings USA
7.660%, SOFRRATE + 3.280%, 11/09/31(A)	130,000	140,499
2.490%, SOFRRATE + 1.249%, 01/06/28(A)	649,000	595,021
Shift4 Payments
4.625%, 11/01/26	523,000	505,726
SLM
3.125%, 11/02/26	861,000	797,852

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND MAY 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Shares	Value
FINANCIALS — continued
Starwood Property Trust
4.375%, 01/15/27‡	$319,000	$298,914
3.625%, 07/15/26‡	459,000	426,014
Store Capital
4.625%, 03/15/29‡	225,000	211,628
Synchrony Bank
5.625%, 08/23/27	457,000	450,648
Synovus Bank
5.625%, 02/15/28	426,000	411,103
Truist Financial MTN
5.122%, SOFRRATE + 1.852%, 01/26/34(A)	638,000	607,609
Wells Fargo MTN
3.584%, TSFR3M + 1.572%, 05/22/28(A)	516,000	490,516
2.572%, TSFR3M + 1.262%, 02/11/31(A)	45,000	38,728
		17,091,856

HEALTH CARE — 3.0%
AbbVie
3.200%, 11/21/29	10,000	9,117
2.950%, 11/21/26	10,000	9,498
Agilent Technologies
2.750%, 09/15/29	464,000	412,069
Boston Scientific
4.000%, 03/01/28	54,000	52,068
1.900%, 06/01/25	401,000	387,112
Cardinal Health
5.450%, 02/15/34	159,000	158,071
Cencora
3.450%, 12/15/27	456,000	430,214
Centene
4.250%, 12/15/27	542,000	515,762
Edwards Lifesciences
4.300%, 06/15/28	421,000	405,909
Elevance Health
5.350%, 10/15/25	10,000	9,977
Humana
5.875%, 03/01/33	44,000	44,577
3.125%, 08/15/29	310,000	279,044
2.150%, 02/03/32	165,000	130,588

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND MAY 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Shares	Value
HEALTH CARE — continued
1.350%, 02/03/27	$10,000	$9,018
McKesson
1.300%, 08/15/26	319,000	293,030
Merck
4.500%, 05/17/33	259,000	248,929
3.900%, 03/07/39	397,000	340,404
1.900%, 12/10/28	10,000	8,823
Pfizer
3.900%, 03/15/39	18,000	15,286
Quest Diagnostics
6.400%, 11/30/33	292,000	311,697
4.200%, 06/30/29	116,000	111,491
Regeneron Pharmaceuticals
1.750%, 09/15/30	514,000	418,867
Royalty Pharma
2.150%, 09/02/31	471,000	375,803
1.200%, 09/02/25	62,000	58,700
STERIS Irish FinCo UnLtd
2.700%, 03/15/31	487,000	411,796
UnitedHealth Group
5.150%, 10/15/25	28,000	27,967
4.500%, 04/15/33	17,000	16,130
		5,491,947

INDUSTRIALS — 2.5%
Acuity Brands Lighting
2.150%, 12/15/30	502,000	413,335
Booz Allen Hamilton
5.950%, 08/04/33	312,000	320,261
Broadridge Financial Solutions
2.900%, 12/01/29	11,000	9,707
Burlington Northern Santa Fe
3.250%, 06/15/27	216,000	205,954
Carlisle
2.200%, 03/01/32	365,000	290,629
Cintas No. 2
3.700%, 04/01/27	434,000	419,431
CoreCivic
4.750%, 10/15/27	203,000	191,009

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND MAY 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Shares	Value
INDUSTRIALS — continued
Hillenbrand
5.000%, 09/15/26	$510,000	$497,490
Ingersoll Rand
5.700%, 08/14/33	22,000	22,424
5.400%, 08/14/28	370,000	372,910
JB Hunt Transport Services
3.875%, 03/01/26	76,000	74,085
Nordson
5.600%, 09/15/28	397,000	400,839
Oshkosh
4.600%, 05/15/28	372,000	362,382
Owens Corning
3.950%, 08/15/29	423,000	397,924
Pentair Finance Sarl
4.500%, 07/01/29	181,000	174,251
Trane Technologies Global Holding
3.750%, 08/21/28	386,000	366,804
		4,519,435

INFORMATION TECHNOLOGY — 2.8%
Adobe
2.150%, 02/01/27	169,000	157,334
Amphenol
4.750%, 03/30/26	427,000	422,299
Apple
4.300%, 05/10/33	147,000	144,129
Broadcom
3.150%, 11/15/25	18,000	17,405
CDW
4.250%, 04/01/28	29,000	27,532
2.670%, 12/01/26	443,000	411,872
Juniper Networks
3.750%, 08/15/29	436,000	405,684
Micron Technology
4.185%, 02/15/27	475,000	461,206
Motorola Solutions
4.600%, 02/23/28	438,000	429,164
NetApp
2.375%, 06/22/27	460,000	421,518

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND MAY 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
Oracle
3.800%, 11/15/37	$91,000	$74,825
Qorvo
4.375%, 10/15/29	433,000	404,520
Skyworks Solutions
3.000%, 06/01/31	488,000	408,234
Texas Instruments
3.875%, 03/15/39	295,000	257,352
VMware
4.500%, 05/15/25	299,000	295,919
Western Digital
4.750%, 02/15/26	813,000	795,438
2.850%, 02/01/29	76,000	65,525
		5,199,956

MATERIALS — 1.3%
AptarGroup
3.600%, 03/15/32	451,000	391,404
LYB International Finance III
1.250%, 10/01/25	80,000	75,439
NewMarket
2.700%, 03/18/31	309,000	256,302
Novelis
3.250%, 11/15/26	858,000	801,077
Reliance
2.150%, 08/15/30	299,000	248,283
RPM International
3.750%, 03/15/27	137,000	130,825
Steel Dynamics
3.250%, 01/15/31	464,000	409,302
		2,312,632

REAL ESTATE — 3.8%
Agree
2.600%, 06/15/33‡	192,000	149,789
2.000%, 06/15/28‡	292,000	255,727
AvalonBay Communities
5.300%, 12/07/33‡	234,000	231,610
2.050%, 01/15/32‡	253,000	205,594

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND MAY 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Shares	Value
REAL ESTATE — continued
CubeSmart
2.500%, 02/15/32‡	$39,000	$31,568
2.250%, 12/15/28‡	434,000	380,179
EPR Properties
3.750%, 08/15/29‡	10,000	8,900
Essential Properties
2.950%, 07/15/31‡	42,000	34,197
Forestar Group
3.850%, 05/15/26	842,000	803,010
Highwoods Realty
4.125%, 03/15/28‡	432,000	404,370
Host Hotels & Resorts
3.375%, 12/15/29‡	321,000	285,175
2.900%, 12/15/31‡	121,000	100,284
Invitation Homes Operating Partnership
2.700%, 01/15/34‡	530,000	416,161
Kilroy Realty
2.650%, 11/15/33‡	39,000	28,540
NNN REIT
3.500%, 10/15/27‡	454,000	427,957
Omega Healthcare Investors
4.750%, 01/15/28‡	433,000	416,352
Realty Income
1.800%, 03/15/33‡	186,000	139,004
Rexford Industrial Realty
5.000%, 06/15/28‡	402,000	396,287
RLJ Lodging Trust
3.750%, 07/01/26‡	851,000	803,883
Tanger Properties
2.750%, 09/01/31‡	491,000	399,232
Vornado Realty
2.150%, 06/01/26‡	880,000	808,214
Weyerhaeuser
3.375%, 03/09/33‡	158,000	135,133
		6,861,166

UTILITIES — 3.9%
Avangrid
3.800%, 06/01/29	440,000	406,173

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND MAY 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Shares	Value
UTILITIES — continued
Black Hills
5.950%, 03/15/28	$396,000	$403,835
4.350%, 05/01/33	19,000	17,013
Consolidated Edison of New York
4.000%, 12/01/28	35,000	33,652
3.350%, 04/01/30	549,000	500,192
Constellation Energy Generation
5.600%, 03/01/28	438,000	441,953
DTE Energy
3.400%, 06/15/29	82,000	74,632
2.950%, 03/01/30	458,000	400,266
Duke Energy Carolinas
4.950%, 01/15/33	10,000	9,778
Edison International
6.950%, 11/15/29	376,000	399,903
Entergy Texas
4.500%, 03/30/39	569,000	501,121
Essential Utilities
5.375%, 01/15/34	331,000	322,906
Evergy Kansas Central
5.900%, 11/15/33	401,000	411,565
Interstate Power and Light
4.100%, 09/26/28	13,000	12,429
MidAmerican Energy
5.350%, 01/15/34	233,000	235,294
3.650%, 04/15/29	535,000	502,816
Oklahoma Gas and Electric
5.400%, 01/15/33	316,000	316,331
Pacific Gas and Electric
3.250%, 06/01/31	238,000	204,521
2.100%, 08/01/27	329,000	296,484
Piedmont Natural Gas
2.500%, 03/15/31	15,000	12,528
PPL Electric Utilities
5.000%, 05/15/33	462,000	453,117
Public Service Electric and Gas
5.200%, 08/01/33	480,000	477,214
Sempra
3.800%, 02/01/38	502,000	410,292

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND MAY 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Shares	Value
UTILITIES — continued
Southern California Edison
4.700%, 06/01/27	$68,000	$67,016
2.750%, 02/01/32	17,000	14,188
Southern California Gas
5.200%, 06/01/33	95,000	94,109
		7,019,328

Total Corporate Obligations
(Cost $87,066,924)		85,976,443
MORTGAGE-BACKED SECURITIES — 28.0%

Agency Mortgage Backed Obligations — 28.0%
FHLMC
6.000%, 08/01/53	330,279	334,762
2.500%, 01/01/52	862,184	704,060
FHLMC Multifamily Structured Pass Through Certificates, Ser K102, Cl A1
2.184%, 05/25/29	881,937	818,436
FHLMC Multifamily Structured Pass Through Certificates, Ser K122, Cl A1
0.863%, 05/25/30	901,628	788,694
FHLMC Multifamily Structured Pass Through Certificates, Ser K126, Cl A1
1.319%, 10/25/30	609,971	547,714
FHLMC Multifamily Structured Pass Through Certificates, Ser K747, Cl AM
1.752%, 12/25/28(A)	2,000,000	1,741,364
FNMA
7.000%, 12/01/53	641,809	659,309
6.500%, 01/01/53	1,397,460	1,423,686
6.000%, 08/01/53	1,600,985	1,603,998
5.500%, 12/01/52	2,935,995	2,899,779
5.000%, 10/01/52	2,612,019	2,516,825
4.500%, 08/01/53	2,703,113	2,531,533
3.500%, 12/01/52	2,943,862	2,582,846
3.000%, 06/01/52	5,769,166	4,856,685
2.500%, 01/01/52	6,648,619	5,493,461
2.000%, 03/01/52	15,456,064	12,187,844
1.500%, 12/01/36	1,748,165	1,394,165
GNMA
5.500%, 09/20/53	977,668	970,365
5.000%, 07/20/53	971,626	943,250

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND MAY 31, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Shares	Value
Agency Mortgage Backed Obligations — continued
4.500%, 04/20/53	$954,986	$903,190
4.000%, 06/20/52	9	8
3.500%, 05/20/52	1,758,493	1,569,402
3.000%, 04/20/51	1,891,546	1,637,836
2.000%, 04/20/52	2,417,258	1,939,386
Total Mortgage-Backed Securities
(Cost $52,487,409)		51,048,598
U.S. TREASURY OBLIGATIONS — 21.6%

U.S. Treasury Bonds
4.250%, 02/15/54	377,000	353,614
3.625%, 05/15/53	725,000	607,301
3.375%, 11/15/48	1,401,000	1,123,646
3.125%, 05/15/48	2,470,000	1,897,172
3.000%, 02/15/48	1,968,000	1,479,075
3.000%, 08/15/48	2,505,000	1,877,478
3.000%, 02/15/49	2,446,000	1,828,767
2.875%, 05/15/49	2,641,000	1,924,319
2.875%, 05/15/52	2,147,000	1,549,279
2.375%, 11/15/49	10,000	6,543
2.250%, 05/15/41	2,592,000	1,852,875
1.875%, 02/15/41	2,848,000	1,923,401
1.875%, 11/15/51	1,705,000	972,183
1.750%, 08/15/41	629,000	410,251
1.375%, 11/15/40	3,082,000	1,918,063
1.375%, 08/15/50	3,740,000	1,880,811
1.250%, 05/15/50	2,313,000	1,126,142
1.125%, 05/15/40	632,000	382,656
1.125%, 08/15/40	1,819,000	1,090,974
		24,204,550

U.S. Treasury Notes
4.875%, 11/30/25	1,198,000	1,195,286
4.500%, 03/31/26	101,000	100,270
4.000%, 02/15/34	601,000	577,805
3.875%, 09/30/29	1,681,000	1,630,110
3.375%, 05/15/33	427,000	391,906
3.250%, 06/30/29	1,848,000	1,742,462
3.125%, 11/15/28	2,025,000	1,910,303
2.750%, 05/31/29	1,154,000	1,063,708
1.500%, 11/30/28	446,000	391,435
1.250%, 04/30/28	1,598,000	1,409,299
1.000%, 07/31/28	489,000	423,673

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND MAY 31, 2024 (Unaudited)

U.S. TREASURY OBLIGATIONS — continued
	Shares	Value
0.750%, 04/30/26	$104,000	$96,236
0.750%, 05/31/26	128,000	118,085
0.375%, 11/30/25	150,000	140,074
0.375%, 12/31/25	2,108,000	1,961,510
0.375%, 01/31/26	128,000	118,695
0.250%, 06/30/25	702,000	666,482
0.250%, 07/31/25	1,382,000	1,307,178
		15,244,517

Total U.S. Treasury Obligations
(Cost $41,383,362)		39,449,067
SOVEREIGN DEBT — 1.4%

CANADA — 0.2%
Canada Government International Bond
3.750%, 04/26/28	415,000	401,229

INDONESIA — 0.2%
Indonesia Government International Bond
4.550%, 01/11/28	315,000	306,468

MEXICO — 0.2%
Mexico Government International Bond
4.280%, 08/14/41	523,000	409,001

PANAMA — 0.1%
Panama Government International Bond
4.500%, 01/19/63	237,000	148,496

PHILIPPINES — 0.3%
Philippine Government International Bond
3.200%, 07/06/46	740,000	511,592

POLAND — 0.2%
Republic of Poland Government International Bond
5.750%, 11/16/32	359,000	369,537

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND MAY 31, 2024 (Unaudited)

SOVEREIGN DEBT — continued
	Shares	Value
SOUTH KOREA — 0.2%
Korea Development Bank
4.375%, 02/15/28	$209,000	$205,136
2.000%, 02/24/25	200,000	195,134
		400,270
Total Sovereign Debt
(Cost $2,627,271)		2,546,593
MUNICIPAL BONDS — 0.7%

ILLINOIS — 0.2%
State of Illinois, GO
6.630%, 02/01/35	317,308	330,494

LOUISIANA — 0.1%
Louisiana Local Government Environmental Facilities & Community Development Auth, RB
4.475%, 08/01/39	290,000	268,270

NEW YORK — 0.3%
Metropolitan Transportation Authority, RB
5.871%, 11/15/39	500,000	503,816

OHIO — 0.1%
JobsOhio Beverage System, Ser A, RB
2.833%, 01/01/38	310,000	247,728

Total Municipal Bonds
(Cost $1,370,264)		1,350,308
U.S. GOVERNMENT AGENCY OBLIGATION — 0.2%

Tennessee Valley Authority
3.875%, 03/15/28	439,000	427,083

Total U.S. Government Agency Obligation
(Cost $435,698)		427,083

SYMMETRY PANORAMIC US SYSTEMATIC FIXED INCOME FUND MAY 31, 2024 (Unaudited)

SHORT-TERM INVESTMENT — 0.9%
	Shares	Value
DWS Government Money Market Series, Institutional Shares, 5.390% (B)
(Cost $1,628,790)	1,628,790	$1,628,790

Total Investments — 99.9%
(Cost $186,999,718)		$182,426,882

Percentages are based on Net Assets of $182,663,403.

‡	Real Estate Investment Trust
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end.
The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	The rate reported is the 7-day effective yield as of May 31, 2024.

Cl — Class
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
H15T1Y — US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
LLLP — Limited Liability Limited Partnership
MTN — Medium Term Note
RB — Revenue Bond
REIT — Real Estate investment Trust
Ser — Series
SOFRINDX — Secured Overnight Financing Rate Index
SOFRRATE — Secured Overnight Financing Rate
TSFR3M — 3 Month CME Term Secured

SYM-QH-001-0500

SYMMETRY PANORAMIC MUNICIPAL FIXED INCOME FUND MAY 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 99.1%
	Shares	Value
MUNICIPAL BOND FUNDS — 99.1%
DFA Intermediate-Term Municipal Bond Portfolio, Cl I	911,965	$9,028,449
DFA Short-Term Municipal Bond Portfolio, Cl I (A)	1,728,259	17,507,263
iShares National Muni Bond ETF	17,837	1,886,084
iShares Short-Term National Muni Bond ETF	40,427	4,210,876
Vanguard Tax-Exempt Bond Index ETF	76,762	3,816,607
Total Registered Investment Companies
(Cost $37,240,451)		36,449,279
SHORT-TERM INVESTMENT — 1.0%

DWS Government Money Market Series, Institutional Shares, 5.390% (B)
(Cost $378,573)	378,573	378,573

Total Investments — 100.1%
(Cost $37,619,024)		$36,827,852

Percentages are based on Net Assets of $36,801,296.

(A)

Represents greater than 25% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at https://www.sec.gov.

(B)	The rate reported is the 7-day effective yield as of May 31, 2024.

Cl — Class
ETF — Exchange-Traded Fund

SYM-QH-001-0500

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND MAY 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 49.2%
	Shares	Value
AUSTRALIA — 2.2%
APA Infrastructure MTN
0.750%, 03/15/29	$225,000	$210,131
Brambles Finance
1.500%, 10/04/27	626,000	636,036
CSL Finance
4.250%, 04/27/32	681,000	637,405
Goodman US Finance Three
3.700%, 03/15/28‡	663,000	613,979
Lendlease US Capital MTN
4.500%, 05/26/26	603,000	581,540
Macquarie Group
5.108%, SOFRRATE + 2.208%, 08/09/26(A)	240,000	238,618
1.340%, SOFRRATE + 1.069%, 01/12/27(A)	535,000	498,908
Mineral Resources MTN
9.250%, 10/01/28	283,000	297,525
8.000%, 11/01/27	1,148,000	1,167,838
Northern Star Resources
6.125%, 04/11/33	102,000	102,477
Origin Energy Finance MTN
1.000%, 09/17/29	256,000	239,741
Rio Tinto Finance USA
5.000%, 03/09/33	349,000	345,627
Santos Finance MTN
5.250%, 03/13/29	648,000	626,472
Scentre Group Trust 1
4.375%, 05/28/30‡	138,000	130,695
		6,326,992

AUSTRIA — 0.5%
BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse MTN
1.750%, 03/08/30	300,000	298,350
Erste Group Bank MTN
0.050%, 09/16/25	600,000	620,008

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND MAY 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Shares	Value
Raiffeisen Bank International MTN
0.050%, 09/01/27	$700,000	$664,552
		1,582,910

BELGIUM — 0.6%
Aliaxis Finance
0.875%, 11/08/28	100,000	94,030
KBC Group
5.796%, H15T1Y + 2.100%, 01/19/29(A)	432,000	434,367
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/28	1,200,000	1,122,000
		1,650,397

CANADA — 2.8%
Air Canada
3.875%, 08/15/26	809,000	767,986
Air Canada 2020-1 Class C Pass Through Trust
10.500%, 07/15/26	16,000	17,381
Athabasca Oil
9.750%, 11/01/26	692,000	723,790
Bank of Nova Scotia
0.010%, 01/14/27	882,000	874,440
Canadian National Railway
5.850%, 11/01/33	551,000	580,118
3.850%, 08/05/32	66,000	60,341
Canadian Natural Resources
3.850%, 06/01/27	377,000	361,586
2.950%, 07/15/30	352,000	306,975
Cascades
5.125%, 01/15/26	820,000	806,129
Constellation Software
5.461%, 02/16/34	203,000	201,891
Enerflex
9.000%, 10/15/27	1,446,000	1,477,904
Fairfax Financial Holdings
4.850%, 04/17/28	113,000	110,655
4.625%, 04/29/30	337,000	318,835
National Bank of Canada
5.600%, 12/18/28	540,000	544,921
3.750%, 01/25/28	100,000	108,412

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND MAY 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Shares	Value
Toronto-Dominion Bank MTN
1.707%, 07/28/25	$842,000	$894,843
		8,156,207

CHILE — 0.0%
Empresa de los Ferrocarriles del Estado
3.830%, 09/14/61	237,000	152,901

CHINA — 0.5%
China Construction Bank
2.850%, H15T5Y + 1.400%, 01/21/32(A)	893,000	838,788
Industrial & Commercial Bank of China MTN
1.625%, 10/28/26	600,000	550,307
		1,389,095

DENMARK — 0.6%
AP Moller - Maersk
5.875%, 09/14/33	64,000	64,889
H Lundbeck MTN
0.875%, 10/14/27	663,000	647,611
Pandora MTN
4.500%, 04/10/28	563,000	621,698
Sydbank MTN
5.125%, EUSA1 + 1.850%, 09/06/28(A)	482,000	539,349
0.500%, EUSA1 + 0.000%, 11/10/26(A)	105,000	108,246
		1,981,793

FINLAND — 0.1%
Nokia
4.375%, 06/12/27	150,000	145,789

FRANCE — 1.5%
Arkea Home Loans SFH MTN
3.000%, 03/30/27	700,000	751,606
Cie Generale des Etablissements Michelin SCA
1.750%, 09/03/30	100,000	97,962
–%, 11/02/28(1)	100,000	93,388

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND MAY 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Shares	Value
Electricite de France
5.700%, 05/23/28	$864,000	$874,460
La Banque Postale MTN
4.000%, 05/03/28	1,400,000	1,532,186
La Banque Postale Home Loan SFH MTN
3.000%, 01/31/31	300,000	321,227
LVMH Moet Hennessy Louis Vuitton
0.375%, 02/11/31	300,000	268,052
MMS USA Holdings MTN
1.750%, 06/13/31	200,000	191,498
		4,130,379

GERMANY — 4.9%
Berlin Hyp MTN
1.750%, 05/10/32	49,000	47,943
1.250%, 08/25/25	47,000	49,579
0.010%, 01/27/31	689,000	606,888
Brenntag Finance BV
1.125%, 09/27/25	607,000	635,177
Commerzbank MTN
3.375%, 12/12/25	312,000	338,179
Deutsche Bahn Finance GMBH MTN
1.125%, 05/29/51	1,128,000	699,582
Deutsche Bank MTN
1.375%, 06/10/26(A)	833,000	881,359
0.010%, 10/02/29	226,000	206,670
Deutsche Kreditbank
3.000%, 01/31/35	200,000	213,123
Deutsche Pfandbriefbank MTN
0.010%, 08/25/26	300,000	299,385
Deutsche Telekom International Finance BV
4.375%, 06/21/28	456,000	441,903
Fresenius Finance Ireland
–%, 10/01/25(1)	672,000	693,440
Hella GmbH & KGaA
0.500%, 01/26/27	659,000	654,181
Kreditanstalt fuer Wiederaufbau MTN
5.125%, 09/29/25	1,101,000	1,100,799
2.500%, 11/19/25	2,067,000	2,217,137
Landwirtschaftliche Rentenbank MTN
0.100%, 03/08/27	541,000	539,983

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND MAY 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Shares	Value
0.050%, 01/31/31	$1,131,000	$1,008,920
Muenchener Hypothekenbank eG MTN
2.750%, 09/24/25	816,000	876,460
NRW Bank
2.875%, 04/05/33	15,000	16,037
1.625%, 08/03/32	1,766,000	1,720,245
SAP
1.375%, 03/13/30	400,000	391,022
1.000%, 03/13/26	200,000	207,656
		13,845,668

GREECE — 0.5%
Danaos
8.500%, 03/01/28	1,426,000	1,457,738

IRELAND — 0.2%
AIB Group
3.625%, EUSA1 + 2.000%, 07/04/26(A)	616,000	666,347

ITALY — 1.6%
Banco BPM MTN
3.750%, 06/27/28	200,000	217,721
Coca-Cola HBC Finance BV MTN
2.750%, 09/23/25	204,000	218,253
Credito Emiliano MTN
4.875%, EUR003M + 1.600%, 03/26/30(A)	540,000	607,112
Enel Finance International
7.500%, 10/14/32	203,000	225,274
5.000%, 06/15/32	657,000	625,157
ERG MTN
0.875%, 09/15/31	563,000	482,388
0.500%, 09/11/27	169,000	163,843
Intesa Sanpaolo
6.625%, 06/20/33	790,000	817,019
Iren MTN
1.950%, 09/19/25	108,000	114,249
Italgas MTN
0.875%, 04/24/30	294,000	269,493
–%, 02/16/28(1)	400,000	380,815

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND MAY 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Shares	Value
Ryanair DAC MTN
0.875%, 05/25/26	$297,000	$303,905
		4,425,229

JAPAN — 0.5%
JT International Financial Services BV MTN
3.875%, 09/28/28	699,000	660,614
Mizuho Financial Group
5.739%, H15T1Y + 1.650%, 05/27/31(A)	657,000	665,107
Renesas Electronics
2.170%, 11/25/26	286,000	262,715
		1,588,436

LUXEMBOURG — 0.4%
ArcelorMittal
4.250%, 07/16/29	508,000	484,372
SES MTN
1.625%, 03/22/26	592,000	613,164
		1,097,536

MEXICO — 0.1%
Infraestructura Energetica Nova SAPI
4.750%, 01/15/51	394,000	291,693

NETHERLANDS — 1.5%
ASML Holding
0.250%, 02/25/30	281,000	257,160
CTP MTN
0.875%, 01/20/26	163,000	167,047
IMCD
4.875%, 09/18/28	403,000	446,073
ING Groep
4.125%, EUSA5 + 2.500%, 08/24/33(A)	700,000	752,706
Sandoz Finance BV
4.220%, 04/17/30	523,000	577,546
TenneT Holding BV MTN
0.875%, 06/16/35	954,000	828,293
Universal Music Group MTN
3.750%, 06/30/32	582,000	629,021

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND MAY 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Shares	Value
Wolters Kluwer
3.000%, 09/23/26	$550,000	$589,108
		4,246,954

NORWAY — 0.9%
Aker BP
5.600%, 06/13/28	488,000	491,694
DNB Bank
1.535%, H15T1Y + 0.720%, 05/25/27(A)	789,000	728,991
SpareBank 1 SR-Bank MTN
2.875%, 09/20/25	577,000	618,296
Var Energi
8.000%, 11/15/32	200,000	223,498
7.500%, 01/15/28	406,000	426,089
		2,488,568

PANAMA — 0.1%
AES Panama Generation Holdings SRL
4.375%, 05/31/30	205,258	177,135

PORTUGAL — 0.0%
Banco Comercial Portugues MTN
5.625%, EUR003M + 1.900%, 10/02/26(A)	100,000	110,487

QATAR — 0.0%
QatarEnergy
3.300%, 07/12/51	200,000	137,000

SAUDI ARABIA — 0.1%
Gaci First Investment
5.375%, 10/13/22	202,000	170,943

SUPRANATIONAL — 4.2%
African Development Bank
4.625%, 01/04/27	866,000	861,471
Asian Development Bank MTN
4.250%, 01/09/26	888,000	876,957
3.125%, 08/20/27	250,000	238,007

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND MAY 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Shares	Value
Council of Europe Development Bank MTN
3.125%, 09/13/28	$1,548,000	$1,683,951
European Investment Bank
4.500%, 10/16/28	484,000	481,477
0.750%, 10/26/26	728,000	661,369
0.375%, 09/15/27	2,106,000	2,094,232
Inter-American Development Bank MTN
4.500%, 05/15/26	1,060,000	1,050,693
3.500%, 09/14/29	16,000	15,159
International Bank for Reconstruction & Development
3.500%, 07/12/28	1,098,000	1,050,922
3.100%, 04/14/38	975,000	1,036,867
International Finance MTN
4.375%, 01/15/27	865,000	855,923
Nordic Investment Bank
5.000%, 10/15/25	835,000	833,114
		11,740,142

SWEDEN — 0.8%
Balder Finland MTN
1.000%, 01/18/27	504,000	490,444
Fastighets Balder
1.875%, 01/23/26	132,000	136,527
Investor MTN
1.500%, 09/12/30	100,000	96,285
Molnlycke Holding MTN
4.250%, 09/08/28	184,000	200,745
0.625%, 01/15/31	413,000	354,865
Swedbank
5.337%, 09/20/27	542,000	540,320
Telefonaktiebolaget LM Ericsson MTN
1.125%, 02/08/27	593,000	596,781
		2,415,967

SWITZERLAND — 0.6%
Credit Suisse Schweiz MTN
3.390%, 12/05/25	100,000	108,197
Holcim Finance Luxembourg MTN
0.500%, 11/29/26	201,000	201,564
0.125%, 07/19/27	490,000	476,217

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND MAY 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Shares	Value
UBS Group
7.750%, EUAMDB01 + 4.950%, 03/01/29(A)	$816,000	$998,356
		1,784,334

UNITED ARAB EMIRATES — 0.2%
Abu Dhabi National Energy PJSC
4.696%, 04/24/33	637,000	610,329

UNITED KINGDOM — 4.6%
AA Bond MTN
8.450%, 01/31/28	555,000	744,131
Babcock International Group MTN
1.375%, 09/13/27	129,000	128,428
BAE Systems
3.400%, 04/15/30	715,000	644,147
Barclays MTN
2.885%, EUAMDB01 + 1.680%, 01/31/27(A)	830,000	886,296
BAT International Finance
5.931%, 02/02/29	31,000	31,663
1.668%, 03/25/26	871,000	813,387
Compass Group Finance Netherlands BV MTN
1.500%, 09/05/28	625,000	627,549
GlaxoSmithKline Capital
3.375%, 06/01/29	422,000	393,826
HSBC Holdings
6.364%, EUSA5 + 3.300%, 11/16/32(A)	815,000	938,054
Imperial Brands Finance
6.125%, 07/27/27	434,000	440,440
3.875%, 07/26/29	247,000	229,063
Informa MTN
2.125%, 10/06/25	141,000	149,350
1.250%, 04/22/28	511,000	501,916
InterContinental Hotels Group MTN
2.125%, 05/15/27	625,000	645,724
ITV
1.375%, 09/26/26	636,000	649,479
Lloyds Banking Group MTN
4.750%, EUSA1 + 1.600%, 09/21/31(A)	536,000	604,700

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND MAY 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Shares	Value
4.500%, EUSA1 + 1.600%, 01/11/29(A)	$157,000	$174,232
National Grid
5.809%, 06/12/33	108,000	108,410
5.602%, 06/12/28	669,000	672,942
Nationwide Building Society MTN
3.960%, US0003M + 1.855%, 07/18/30(A)	783,000	721,767
2.250%, 05/16/37	799,000	766,680
NatWest Group
5.808%, H15T1Y + 1.950%, 09/13/29(A)	819,000	827,201
RELX Capital
3.000%, 05/22/30	744,000	661,568
Rolls-Royce MTN
4.625%, 02/16/26	220,000	240,362
1.625%, 05/09/28	388,000	384,161
Sage Group MTN
3.820%, 02/15/28	566,000	614,867
		13,600,343

UNITED STATES — 19.2%
COMMUNICATION SERVICES — 1.6%
AT&T
4.300%, 02/15/30	10,000	9,532
Belo
7.750%, 06/01/27	387,000	396,618
Cogent Communications Group
3.500%, 05/01/26	834,000	788,058
Fox
6.500%, 10/13/33	252,000	263,290
3.500%, 04/08/30	338,000	305,680
Meta Platforms
4.600%, 05/15/28	281,000	278,823
Netflix
6.375%, 05/15/29	10,000	10,495
4.875%, 04/15/28	703,000	696,861
Omnicom Group
4.200%, 06/01/30	494,000	467,870
2.450%, 04/30/30	191,000	163,442
Paramount Global
4.200%, 06/01/29	654,000	589,109

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND MAY 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Shares	Value
COMMUNICATION SERVICES — continued
TEGNA
4.750%, 03/15/26	$806,000	$780,024
		4,749,802

CONSUMER DISCRETIONARY — 3.4%
Adtalem Global Education
5.500%, 03/01/28	1,521,000	1,458,624
Bath & Body Works
6.694%, 01/15/27	790,000	797,213
Block Financial
3.875%, 08/15/30	165,000	149,605
2.500%, 07/15/28	530,000	471,239
Brunswick
2.400%, 08/18/31	777,000	616,612
Ferguson Finance
3.250%, 06/02/30	548,000	488,222
Lennar
5.250%, 06/01/26	148,000	147,483
Meritage Homes
5.125%, 06/06/27	663,000	651,728
NVR
3.000%, 05/15/30	734,000	644,254
PulteGroup
6.375%, 05/15/33	556,000	582,241
PVH
3.125%, 12/15/27	563,000	592,779
Shea Homes
4.750%, 02/15/28	1,216,000	1,148,482
Stellantis Finance US
1.711%, 01/29/27	805,000	733,000
Tapestry
5.350%, 11/27/25	597,000	654,963
Travel + Leisure
6.625%, 07/31/26	775,000	778,169
		9,914,614

CONSUMER STAPLES — 0.5%
Philip Morris International
4.875%, 02/13/26	351,000	348,665

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND MAY 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Shares	Value
CONSUMER STAPLES — continued
2.875%, 05/14/29	$374,000	$388,783
Smithfield Foods
4.250%, 02/01/27	678,000	649,965
		1,387,413

ENERGY — 1.3%
Chord Energy
6.375%, 06/01/26	795,000	793,725
Civitas Resources
5.000%, 10/15/26	816,000	794,428
Coterra Energy
3.900%, 05/15/27	679,000	651,423
Marathon Oil
4.400%, 07/15/27	58,000	56,712
New Fortress Energy
6.500%, 09/30/26	800,000	752,997
Ovintiv
5.650%, 05/15/28	666,000	672,515
		3,721,800

FINANCIALS — 5.3%
Ally Financial
2.200%, 11/02/28	812,000	700,172
Apollo Management Holdings
4.872%, 02/15/29	129,000	127,005
Assurant
4.900%, 03/27/28	646,000	629,638
2.650%, 01/15/32	16,000	13,029
Athene Global Funding MTN
0.832%, 01/08/27	464,000	463,753
Bank of America MTN
3.648%, 03/31/29(A)	251,000	271,502
Blackstone Secured Lending Fund
3.625%, 01/15/26	325,000	311,606
Blue Owl Finance
4.375%, 02/15/32	682,000	607,507
Capital One Financial
3.800%, 01/31/28	725,000	687,142
3.650%, 05/11/27	97,000	92,579

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND MAY 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Shares	Value
FINANCIALS — continued
Chubb INA Holdings
0.875%, 06/15/27	$413,000	$412,920
Citizens Financial Group
3.250%, 04/30/30	757,000	661,149
2.500%, 02/06/30	13,000	10,964
Comerica
5.982%, SOFRRATE + 2.155%, 01/30/30(A)	66,000	65,058
Enact Holdings
6.500%, 08/15/25	379,000	381,748
Enstar Group
4.950%, 06/01/29	678,000	647,297
F&G Global Funding
2.300%, 04/11/27	12,000	10,776
2.000%, 09/20/28	770,000	652,938
Global Atlantic Finance
7.950%, 06/15/33	75,000	82,812
4.400%, 10/15/29	117,000	108,400
Golub Capital BDC
2.500%, 08/24/26	179,000	164,788
Hercules Capital
3.375%, 01/20/27	35,000	32,260
2.625%, 09/16/26	594,000	542,537
Huntington Bancshares
2.550%, 02/04/30	421,000	357,152
Huntington National Bank
5.650%, 01/10/30	308,000	308,096
KeyBank
4.150%, 08/08/25	250,000	244,601
Main Street Capital
3.000%, 07/14/26	705,000	658,262
MGIC Investment
5.250%, 08/15/28	629,000	610,909
OneMain Finance
7.125%, 03/15/26	700,000	710,275
Reliance Standard Life Global Funding II
2.750%, 01/21/27	645,000	595,277
Shift4 Payments
4.625%, 11/01/26	800,000	773,577

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND MAY 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Shares	Value
FINANCIALS — continued
Sixth Street Specialty Lending
2.500%, 08/01/26	$702,000	$649,269
SLM
3.125%, 11/02/26	800,000	741,326
Starwood Property Trust
3.625%, 07/15/26‡	800,000	742,507
Synchrony Financial
5.150%, 03/19/29	696,000	666,908
Synovus Bank
5.625%, 02/15/28	670,000	646,570
Webster Financial
4.100%, 03/25/29	654,000	601,367
		15,983,676

HEALTH CARE — 1.0%
Agilent Technologies
2.750%, 09/15/29	721,000	640,306
Centene
4.625%, 12/15/29	415,000	390,669
3.000%, 10/15/30	11,000	9,353
2.625%, 08/01/31	381,000	310,008
McKesson
5.100%, 07/15/33	187,000	186,169
Regeneron Pharmaceuticals
1.750%, 09/15/30	803,000	654,378
Stryker
3.650%, 03/07/28	714,000	678,199
		2,869,082

INDUSTRIALS — 2.2%
Acuity Brands Lighting
2.150%, 12/15/30	788,000	648,821
Booz Allen Hamilton
5.950%, 08/04/33	601,000	616,914
3.875%, 09/01/28	15,000	14,068
Cintas No. 2
3.700%, 04/01/27	281,000	271,567
CoreCivic
4.750%, 10/15/27	1,282,000	1,206,270

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND MAY 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Shares	Value
INDUSTRIALS — continued
Hillenbrand
5.000%, 09/15/26	$700,000	$682,829
Jacobs Engineering Group
6.350%, 08/18/28	616,000	631,919
Nordson
5.600%, 09/15/28	625,000	631,043
Steelcase
5.125%, 01/18/29	1,533,000	1,448,245
Wabtec Transportation Netherlands BV
1.250%, 12/03/27	306,000	304,234
		6,455,910

INFORMATION TECHNOLOGY — 0.8%
Amphenol
4.750%, 03/30/26	628,000	621,087
Gartner
4.500%, 07/01/28	703,000	669,426
Skyworks Solutions
3.000%, 06/01/31	335,000	280,242
Western Digital
4.750%, 02/15/26	725,000	709,339
Xerox Holdings
5.000%, 08/15/25	269,000	263,412
		2,543,506

MATERIALS — 0.6%
AptarGroup
3.600%, 03/15/32	76,000	65,957
Novelis
3.250%, 11/15/26	851,000	794,542
Packaging Corp of America
5.700%, 12/01/33	148,000	149,907
Westlake
1.625%, 07/17/29	594,000	571,475
		1,581,881

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND MAY 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Shares	Value
REAL ESTATE — 1.2%
Broadstone Net Lease
2.600%, 09/15/31‡	$553,000	$438,860
EPR Properties
4.950%, 04/15/28‡	692,000	660,758
Forestar Group
3.850%, 05/15/26	835,000	796,334
National Health Investors
3.000%, 02/01/31‡	121,000	98,497
RLJ Lodging Trust
3.750%, 07/01/26‡	800,000	755,707
Simon Property Group
1.375%, 01/15/27‡	42,000	38,104
Vornado Realty
2.150%, 06/01/26‡	800,000	734,741
		3,523,001

UTILITIES — 1.3%
Black Hills
5.950%, 03/15/28	620,000	632,267
Consolidated Edison of New York
2.400%, 06/15/31	864,000	724,867
Constellation Energy Generation
5.800%, 03/01/33	12,000	12,188
5.600%, 03/01/28	642,000	647,795
Duke Energy
3.100%, 06/15/28	153,000	160,459
Essential Utilities
5.375%, 01/15/34	166,000	161,941
NRG Energy
2.450%, 12/02/27	738,000	662,808
PPL Electric Utilities
5.000%, 05/15/33	107,000	104,943
Vistra Operations
4.300%, 07/15/29	432,000	404,681
3.700%, 01/30/27	267,000	253,205
		3,765,154

Total Corporate Obligations
(Cost $144,680,909)		142,867,151

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND MAY 31, 2024 (Unaudited)

SOVEREIGN DEBT — 24.1%
	Shares	Value
AUSTRIA — 0.2%
Republic of Austria Government Bond
0.250%, 10/20/36	$886,000	$672,349

BELGIUM — 0.1%
Kingdom of Belgium Government Bond
1.400%, 06/22/53	300,000	199,265

CANADA — 2.7%
Canada Housing Trust No. 1
4.150%, 06/15/33	16,000	11,853
1.600%, 12/15/31	3,585,000	2,232,487
		2,244,340
Canadian Government Bond
2.500%, 12/01/32	113,000	76,027
2.000%, 06/01/32	100,000	65,034
1.750%, 12/01/53	426,000	212,251
		353,312
Province of British Columbia Canada
4.800%, 11/15/28	802,000	802,834

Province of Ontario Canada
3.600%, 03/08/28	1,225,000	885,304
3.100%, 05/19/27	938,000	892,961
2.550%, 12/02/52	1,922,000	989,327
		2,767,592
Province of Quebec Canada
4.400%, 12/01/55	1,349,000	984,816
3.625%, 04/13/28	917,000	878,807
		1,863,623
CHILE — 0.4%
Chile Government International Bond
1.250%, 01/22/51	457,000	275,925
0.100%, 01/26/27	907,000	895,495
		1,171,420
FRANCE — 4.1%
Action Logement Services MTN
0.375%, 10/05/31	1,500,000	1,320,271

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND MAY 31, 2024 (Unaudited)

SOVEREIGN DEBT — continued
	Shares	Value
French Republic Government Bond OAT
1.250%, 05/25/38	$195,000	$162,827
–%, 05/25/32(1)	12,219,000	10,461,099
		10,623,926
GERMANY — 1.6%
Bundesrepublik Deutschland Bundesanleihe
1.000%, 05/15/38	3,506,000	3,029,436
–%, 08/15/52(1)	817,000	413,046
		3,442,482
State of North Rhine-Westphalia Germany MTN
3.400%, 03/07/73	72,000	80,764
2.900%, 01/15/53	965,000	962,257
		1,043,021
HONG KONG — 0.0%
Hong Kong Government International Bond MTN
1.375%, 02/02/31	200,000	162,856

HUNGARY — 0.1%
Hungary Government International Bond
5.250%, 06/16/29	200,000	195,263

INDONESIA — 0.1%
Indonesia Government International Bond
4.550%, 01/11/28	200,000	194,583

ISRAEL — 0.2%
Israel Government International Bond MTN
6.500%, 11/06/31	212,000	218,039
5.000%, 10/30/26	340,000	374,062
		592,101
ITALY — 2.7%
Italy Buoni Poliennali Del Tesoro
4.500%, 10/01/53	242,000	265,949
4.150%, 10/01/39	100,000	107,512
4.000%, 10/30/31	9,000	9,988
3.250%, 03/01/38	1,990,000	1,959,274
2.150%, 03/01/72	1,395,000	902,560

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND MAY 31, 2024 (Unaudited)

SOVEREIGN DEBT — continued
	Shares	Value
0.450%, 02/15/29	$4,971,000	$4,699,202
		7,944,485
JAPAN — 6.1%
Japan Bank for International Cooperation
3.875%, 09/16/25	240,000	235,555

Japan Government Forty Year Bond
1.300%, 03/20/63	374,200,000	1,764,542

Japan Government Ten Year Bond
0.400%, 06/20/33	146,550,000	885,627
0.200%, 06/20/32	1,096,700,000	6,596,778
		7,482,405
Japan Government Thirty Year Bond
0.700%, 03/20/51	165,250,000	747,042
		747,042
Japan Government Twenty Year Bond
0.500%, 03/20/41	1,262,050,000	6,654,476
0.400%, 06/20/41	107,550,000	553,968
		7,208,444
MEXICO — 0.1%
Mexico Government International Bond
5.400%, 02/09/28	207,000	205,963

PERU — 0.1%
Peruvian Government International Bond
3.230%, 07/28/21	337,000	183,466

ROMANIA — 0.1%
Romanian Government International Bond
3.625%, 03/27/32	206,000	172,974

SAUDI ARABIA — 0.1%
Saudi Government International Bond MTN
4.750%, 01/18/28	430,000	424,156

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND MAY 31, 2024 (Unaudited)

SOVEREIGN DEBT — continued
	Shares	Value
SOUTH KOREA — 0.2%
Korea Development Bank
4.000%, 09/08/25	$639,000	$628,468

SPAIN — 1.5%
Spain Government Bond
1.900%, 10/31/52	440,000	313,911
1.450%, 10/31/71	1,000	517
1.000%, 07/30/42	3,775,000	2,629,704
0.800%, 07/30/29	1,577,000	1,526,070
		4,470,202
SUPRANATIONAL — 1.7%
European Financial Stability Facility
2.750%, 08/17/26	1,255,000	1,347,475

European Union MTN
2.750%, 10/05/26	2,767,000	2,973,590
0.700%, 07/06/51	1,056,000	613,463
		3,587,053
UNITED KINGDOM — 2.0%
United Kingdom Gilt
1.125%, 01/31/39	8,460,000	5,903,650
1.000%, 01/31/32	7,000	7,063
		5,910,713
Total Sovereign Debt
(Cost $73,005,029)		69,962,181
U.S. TREASURY OBLIGATIONS — 13.8%

U.S. Treasury Bonds
2.375%, 02/15/42	1,000	719
2.000%, 11/15/41	304,000	206,055
1.875%, 02/15/51	14,835,000	8,516,797
1.875%, 11/15/51	1,000	570
1.750%, 08/15/41	16,906,000	11,026,542
		19,750,683

U.S. Treasury Note
2.625%, 07/31/29	9,165,000	8,376,309

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND MAY 31, 2024 (Unaudited)

U.S. TREASURY OBLIGATIONS — continued
	Shares	Value
1.875%, 02/28/29	$1,290,000	$1,145,681
		9,521,990

U.S. Treasury Notes
4.500%, 11/15/33	1,090,000	1,090,170
3.500%, 02/15/33	1,080,000	1,002,755
3.375%, 05/15/33	3,738,000	3,430,783
2.375%, 03/31/29	962,000	873,278
1.875%, 02/15/32	5,261,000	4,369,918
		10,766,904

Total U.S. Treasury Obligations
(Cost $40,951,066)		40,039,577
MORTGAGE-BACKED SECURITIES — 11.4%

Agency Mortgage Backed Obligations — 11.4%
FHLMC
6.000%, 08/01/53	377,462	382,586
2.500%, 01/01/52	1,207,057	985,684
FHLMC Multifamily Structured Pass Through Certificates, Ser K102, Cl A1
2.184%, 05/25/29	440,969	409,218
FHLMC Multifamily Structured Pass Through Certificates, Ser K122, Cl A1
0.863%, 05/25/30	631,140	552,086
FHLMC Multifamily Structured Pass Through Certificates, Ser K126, Cl A1
1.319%, 10/25/30	304,985	273,857
FHLMC Multifamily Structured Pass Through Certificates, Ser K747, Cl AM
1.752%, 12/25/28(A)	1,500,000	1,306,023
FNMA
7.000%, 12/01/53	414,070	425,361
6.500%, 01/01/53	902,262	919,191
6.000%, 08/01/53	1,032,299	1,034,241
5.500%, 12/01/52	1,734,465	1,711,873
5.000%, 10/01/52	1,697,913	1,636,034
3.500%, 12/01/52	1,897,155	1,664,501
3.000%, 06/01/52	3,726,470	3,137,073
2.500%, 01/01/52	3,964,479	3,280,180
2.000%, 03/01/52	9,996,100	7,882,134
1.500%, 12/01/36	1,136,307	906,207

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND MAY 31, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Shares	Value
Agency Mortgage Backed Obligations — continued
GNMA
5.500%, 09/20/53	$1,368,735	$1,358,510
5.000%, 07/20/53	1,360,276	1,320,550
4.000%, 06/20/52	12	12
3.500%, 05/20/52	1,134,228	1,012,264
3.000%, 08/20/51	1,769,550	1,531,772
2.000%, 04/20/52	1,573,826	1,262,694
Total Mortgage-Backed Securities
(Cost $33,925,020)		32,992,051
SHORT-TERM INVESTMENT — 1.4%

DWS Government Money Market Series, Institutional Shares, 5.390% (B)
(Cost $4,121,019)	4,121,019	4,121,019

Total Investments — 99.9%
(Cost $296,683,043)		$289,981,979

A list of the open forward foreign currency contracts held by the Fund at May 31, 2024, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
BNP Paribas	07/03/24	USD	557,588	EUR	514,105	$1,083
BNP Paribas	06/05/24	USD	410,847	EUR	377,694	(939)
BNP Paribas	07/03/24	CAD	15,145,722	USD	11,111,636	(8,278)
Goldman Sachs	06/05/24	EUR	574,696	USD	617,357	(6,356)
HSBC	06/05/24	EUR	1,037,818	USD	1,123,858	(2,479)
HSBC	06/05/24	JPY	2,952,281,453	USD	18,913,757	126,312
HSBC	07/03/24	JPY	2,875,414,762	USD	18,358,147	(20,736)
HSBC	07/03/24	GBP	5,502,303	USD	7,001,441	(11,096)
Merrill Lynch	06/05/24	USD	499,251	JPY	76,866,691	(10,094)
Merrill Lynch	06/05/24	USD	554,140	EUR	518,844	8,958
Midland Walwyn Capital Inc.	07/03/24	USD	465,833	JPY	72,716,527	(1,048)
Midland Walwyn Capital Inc.	07/03/24	GBP	5,502,303	USD	7,001,441	(11,096)
Midland Walwyn Capital Inc.	07/03/24	JPY	2,875,414,762	USD	18,358,147	(20,736)

SYMMETRY PANORAMIC GLOBAL SYSTEMATIC FIXED INCOME FUND MAY 31, 2024 (Unaudited)

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
Morgan Stanley	06/05/24	USD	3,221,520	EUR	2,984,902	$17,974
Morgan Stanley	07/03/24	EUR	81,988,677	USD	88,767,878	(328,185)
Standard Chartered	06/05/24	EUR	84,257,602	USD	90,499,001	(945,225)
State Street	06/05/24	USD	298,481	CAD	407,790	745
State Street	06/05/24	GBP	5,502,303	USD	6,904,284	(107,177)
State Street	06/05/24	CAD	7,980,651	USD	5,832,443	(23,569)
						$(1,341,942)

Percentages are based on Net Assets of $290,366,196.

‡	Real Estate Investment Trust
(1)	No Interest Rate Available.
(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(B)	The rate reported is the 7-day effective yield as of May 31, 2024.

Cl — Class
DAC — Designated Activity Company
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
LIBOR— London Interbank Offered Rate
MTN — Medium Term Note
PJSC — Public Joint-Stock Company
Ser — Series
SOFR — Secured Overnight Financing Rate

SYM-QH-001-0500

SYMMETRY PANORAMIC ALTERNATIVES FUND MAY 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 95.3%
	Shares	Value
EQUITY FUNDS — 95.3%
AQR Alternative Risk Premia Fund, Cl R6	32,014	$387,372
AQR Diversified Arbitrage Fund, Cl R6 (A)	278,920	3,338,670
AQR Managed Futures Strategy Fund, Cl R6	185,483	1,700,879
AQR Style Premia Alternative Fund, Cl R6	167,995	1,434,675
Total Registered Investment Companies
(Cost $6,084,269)		6,861,596
SHORT-TERM INVESTMENT — 4.8%

DWS Government Money Market Series, Institutional Shares, 5.390% (B)
(Cost $347,382)	347,382	347,382

Total Investments — 100.1%
(Cost $6,431,651)		$7,208,978

Percentages are based on Net Assets of $7,203,600.

(A)

Represents greater than 25% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at https://www.sec.gov.

(B)	The rate reported is the 7-day effective yield as of May 31, 2024.

Cl — Class

SYM-QH-001-0500